     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 21, 2006

                                                     REGISTRATION NOS.: 811-2575
                                                                         2-53856

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-1A

                             REGISTRATION STATEMENT
                       UNDER THE SECURITIES ACT OF 1933 |X|
                         PRE-EFFECTIVE AMENDMENT NO.    |_|
                        POST-EFFECTIVE AMENDMENT NO. 46 |X|
                                     AND/OR
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940           |X|
                               AMENDMENT NO. 36         |X|

                                   ----------

                                 MORGAN STANLEY
                             LIQUID ASSET FUND INC.
                            (A MARYLAND CORPORATION)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397

                              AMY R. DOBERMAN, ESQ.
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

                                    COPY TO:

         CARL FRISCHLING, ESQ.                    STUART M. STRAUSS, ESQ.
  KRAMER LEVIN NAFTALIS & FRANKEL LLP             CLIFFORD CHANCE US LLP
       1177 AVENUE OF THE AMERICAS                 31 WEST 52ND STREET
        NEW YORK, NEW YORK 10036                 NEW YORK, NEW YORK 10019

                                   ----------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after this Post-Effective Amendment becomes effective.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

          |_| Immediately upon filing pursuant to paragraph (b)

          |X| On December 29, 2006 pursuant to paragraph (b)

          |_| 60 days after filing pursuant to paragraph (a)(1)

          |_| On (date) pursuant to paragraph (a)(1)

          |_| 75 days after filing pursuant to paragraph (a)(2)

          |_| On (date) pursuant to paragraph (a)(2) of Rule 485

            AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

     If appropriate, check the following box:

          |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

MORGAN STANLEY FUNDS

MORGAN STANLEY
LIQUID ASSET FUND INC.

A MONEY MARKET FUND THAT SEEKS TO PROVIDE HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND LIQUIDITY

MORGAN STANLEY

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS
DECEMBER 29, 2006

CONTENTS

THE FUND

   Investment Objectives                                                       1
   Principal Investment Strategies                                             1
   Principal Risks                                                             2
   Past Performance                                                            3
   Fees and Expenses                                                           4
   Portfolio Holdings                                                          4
   Fund Management                                                             4

SHAREHOLDER INFORMATION

   Pricing Fund Shares                                                         6
   How To Buy Shares                                                           6
   Limited Portability                                                         9
   How To Exchange Shares                                                      9
   How To Sell Shares                                                         10
   Distributions                                                              13
   Frequent Purchases and Redemptions of Fund Shares                          13
   Tax Consequences                                                           13
   Additional Information                                                     14

FINANCIAL HIGHLIGHTS                                                          15

MORGAN STANLEY FUNDS                                           Inside Back Cover

This PROSPECTUS contains important information about the Fund. Please read it carefully and keep it for future reference.

THE FUND

INVESTMENT OBJECTIVES

[GRAPHIC]

Morgan Stanley Liquid Asset Fund Inc. is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

[GRAPHIC]

The Fund invests in high quality, short-term debt obligations. In selecting investments, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

The Fund's investments include the following money market securities:

-    Commercial paper.

-    Corporate obligations.

- Debt obligations of U.S.-regulated banks and instruments secured by those obligations. These investments include certificates of deposit.

-    Certificates of deposit of savings banks and savings and loan associations.

- Debt obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or its instrumentalities ("U.S. Government Securities").

- Repurchase agreements, which may be viewed as a type of secured lending by the Fund.

The U.S. Government Securities that the Fund may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, the Fund may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration. The Fund may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Bank. Further, the Fund may purchase securities issued by agencies and

[SIDENOTE]

MONEY MARKET

A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.

YIELD

THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.

instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In pursuing the Fund's investment objectives, the Investment Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day to day basis and which trading strategies it uses. For example, the Investment Adviser in its discretion may determine to use some permitted trading strategies while not using others.

PRINCIPAL RISKS

[GRAPHIC]

There is no assurance that the Fund will achieve its investment objectives. Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

CREDIT AND INTEREST RATE RISKS. The principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as money market securities, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

The Investment Adviser actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

PAST PERFORMANCE

[GRAPHIC]

The bar chart and table below provide some indication of the risks of investing in the Fund. For the Fund's most recent 7-day annualized yield, you may call toll-free (800) 869-NEWS. The Fund's past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

ANNUAL TOTAL RETURNS--CALENDAR YEARS

1995   5.61%
1996   5.09%
1997   5.21%
1998   5.17%
1999   4.79%
2000   6.01%
2001   4.03%
2002   1.33%
2003   0.65%
2004   0.84%
2005   2.72%


The year-to-date total return as of September 30, 2006 was 3.35%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.53% (quarter ended September 30, 2000) and the lowest return for a calendar quarter was 0.13% (quarter ended March 31, 2004).


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2005)


                    PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS

Liquid Asset Fund      2.72%          1.90%          3.56%


For the Fund's most recent 7-day annualized yield, you may call toll-free (800) 869-NEWS.

[SIDENOTE]

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST 10 CALENDAR YEARS.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS.

FEES AND EXPENSES

[GRAPHIC]

The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges and does not impose account or exchange fees.

ANNUAL FUND OPERATING EXPENSES


Advisory fee                                                               0.22%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                      0.10%
--------------------------------------------------------------------------------
Other expenses                                                             0.28%
--------------------------------------------------------------------------------
Total annual Fund operating expenses*                                      0.60%



* The Fund is no longer an available option for direct purchase under certain Morgan Stanley DW Inc. ("Morgan Stanley DW") account programs or as a cash sweep investment option for investors who have certain brokerage account with Morgan Stanley DW. As a result, the Fund's cash inflows and, therefore, net assets, are likely to decline substantially over time. As assets decline, economies of scale may also decline, resulting in increased expense ratios for remaining shareholders (see "How to Buy Shares").


EXAMPLE

[GRAPHIC]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


1 YEAR   3 YEARS   5 YEARS   10 YEARS

  $61      $192      $335      $750


PORTFOLIO HOLDINGS

[GRAPHIC]

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's STATEMENT OF ADDITIONAL INFORMATION.

FUND MANAGEMENT

[GRAPHIC]

The Fund has retained the Investment Adviser--Morgan Stanley Investment Advisors Inc.--to provide investment advisory services. The Investment Adviser is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Investment Adviser's address is 1221 Avenue of the Americas, New York, NY 10020.

[SIDENOTE]

ANNUAL FUND OPERATING EXPENSES

THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED AUGUST 31, 2006.

MORGAN STANLEY INVESTMENT ADVISORS INC.


THE INVESTMENT ADVISER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY AND HAD APPROXIMATELY $70 BILLION IN ASSETS UNDER MANAGEMENT OR ADMINISTRATION AS OF NOVEMBER 30, 2006.

The Fund pays the Investment Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Adviser. The fee is based on the Fund's average daily net assets. For the fiscal year ended August 31, 2006, the Fund accrued total compensation to the Investment Adviser amounting to 0.22% of the Fund's average daily net assets.


A discussion regarding the basis for the Board of Directors' approval of the investment advisory agreement is available in the Fund's annual report to shareholders for the period ended August 31, 2006.

SHAREHOLDER INFORMATION

PRICING FUND SHARES

[GRAPHIC]

The price of Fund shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

HOW TO BUY SHARES

[GRAPHIC]

You may purchase shares directly by calling the Fund's transfer agent, Morgan Stanley Trust ("Transfer Agent") at (800) 869-NEWS and requesting an application to open an individual account directly with the Fund (i.e., not through Morgan Stanley DW or its Financial Advisors).


If you have an eligible account with Morgan Stanley DW ("Account"), certain restrictions may apply and you may not, for example, be able to (i) purchase Fund shares directly for a new Account or an existing Account (either through your Morgan Stanley Financial Advisor or the Transfer Agent) or (ii) elect the Fund as a cash sweep investment option and instead will have cash swept into bank deposit accounts. The interest rates paid with respect to the bank deposit accounts established may be higher or lower than the Fund's returns. Morgan Stanley DW has already provided you with additional information about the bank deposit accounts and your sweep options. Contact your Morgan Stanley Financial Advisor for more information.


Any Morgan Stanley DW Account holder wishing to own shares of the Fund may open an individual account directly with the Fund and not through Morgan Stanley DW or their Morgan Stanley Financial Advisor by contacting the Fund's Transfer Agent, as set forth above and requesting an application; this account will not be a part of any of the Account programs or tied to any of the Accounts referred to above.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name,

[SIDENOTE]

CONTACTING A FINANCIAL ADVISOR

IF YOU ARE NEW TO THE MORGAN STANLEY FUNDS AND WOULD LIKE TO CONTACT A MORGAN STANLEY FINANCIAL ADVISOR, CALL TOLL-FREE 1-866-MORGAN8 FOR THE TELEPHONE NUMBER OF THE MORGAN STANLEY OFFICE NEAREST YOU. YOU MAY ALSO ACCESS OUR OFFICE LOCATOR ON OUR INTERNET SITE AT: www.morganstanley.com/funds address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes designation of an anti-money laundering compliance officer.

When you buy Fund shares, the shares are purchased at the next share price calculated after we receive your purchase order in proper form accompanied by federal or other immediately available funds. You begin earning dividends the business day after the shares are purchased. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases. We reserve the right to reject any order for the purchase of Fund shares for any reason.

MINIMUM INVESTMENT AMOUNTS

                                                          MINIMUM INVESTMENT
                                                      --------------------------
INVESTMENT OPTIONS                                        INITIAL     ADDITIONAL

Regular Account                                           $5,000         $100
--------------------------------------------------------------------------------
Individual Retirement Account                             $1,000         $100
--------------------------------------------------------------------------------
Coverdell Education Savings Account                       $  500         $100
--------------------------------------------------------------------------------
EasyInvest(R)
(Automatically from your checking or savings
account or Money Market Fund)                         not available      $100

There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Adviser's mutual fund asset allocation program; (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services; (3) the following programs approved by the Fund's distributor: (i) qualified state tuition plans described in Section 529 of the Internal Revenue Code or (ii) certain other investment programs that do not charge an asset-based fee; (4) employer-sponsored employee benefit plan accounts; (5) certain deferred compensation programs established by the Investment Adviser or its affiliates for their employees or the Fund's Directors; or (6) the reinvestment of dividends in additional Fund shares.

INVESTMENT OPTIONS   PROCEDURES
--------------------------------------------------------------------------------
Contact Your         NEW ACCOUNTS AND SUBSEQUENT INVESTMENTS
Financial Advisor
                     You may buy Fund shares by contacting your Morgan Stanley
                     Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund.

INVESTMENT OPTIONS   PROCEDURES
--------------------------------------------------------------------------------
By Mail              SUBSEQUENT INVESTMENTS

                     To buy additional shares for an existing Fund account:

                     - Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, social security or tax identification number, and the additional investment amount. The letter must be signed by the account owner(s).

                     - Make out a check for the investment amount to Morgan Stanley Liquid Asset Fund Inc.

                     - Mail the letter and check to Morgan Stanley Trust at P.O. Box 1040, Jersey City, NJ 07303.

By Wire              SUBSEQUENT INVESTMENTS

                     To buy additional shares for an existing Fund account:

                     - Before sending instructions by wire, call us toll-free at (800) 869-NEWS advising us of your purchase.

                     - Wire the instructions specifying the name of the Fund and your account number, along with the investment amount, to The Bank of New York for credit to the account of Morgan Stanley Trust in the same manner as opening an account.

                     (Also, when you buy additional Fund shares, wire purchase instructions received by Morgan Stanley Trust prior to 12:00 noon Eastern time are normally effective that day and wire purchase instructions received after 12:00 noon are normally effective the next business day.)

EasyInvest(R)        NEW ACCOUNTS
(Automatically
from your            This program is not available to open a new Fund account or
checking or          a new account of another Money Market Fund.
savings account)
                     SUBSEQUENT INVESTMENTS

                     EasyInvest(R) A purchase plan that allows you to transfer money automatically from your checking or savings account on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Financial Advisor for further information about this service.

ADDITIONAL PURCHASE INFORMATION. If you are a customer of an authorized dealer of Fund shares other than Morgan Stanley DW, you may upon request: (a) have the proceeds from the sale of listed securities invested in Fund shares the day after you receive the proceeds; and (b) pay for the purchase of certain listed securities by automatic sale of Fund shares that you own. If you are a customer of an authorized dealer of the Fund's shares other than Morgan Stanley DW, you may have cash balances in your securities account of $1,000 or more automatically invested in shares of the Fund on the next business day after the balance is accrued in your account. Cash balances of less than $1,000 may be automatically invested in Fund shares on a weekly basis.

PLAN OF DISTRIBUTION. The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

LIMITED PORTABILITY

[GRAPHIC]


Most Fund shareholders hold their shares with Morgan Stanley DW. Please note that your ability to transfer your Fund shares to a brokerage account at another securities dealer may be limited. Fund shares may only be transferred to accounts held at a limited number of securities dealers or financial intermediaries that have entered into agreements with the Fund's distributor. After a transfer, you may purchase additional shares of the Morgan Stanley Fund(s) you owned before the transfer and, in most instances, you will also be able to purchase shares of most other Morgan Stanley Funds (as described below under "How to Exchange Shares"). You will not, however, be able to exchange shares of this Fund (or any other Morgan Stanley Fund that is not a Multi-Class
Fund).


If you wish to transfer Fund shares to a securities dealer or other financial intermediary that has not entered into an agreement with the Fund's distributor, you may request that the securities dealer or financial intermediary maintain the shares in an account at the Transfer Agent registered in the name of such securities dealer or financial intermediary for your benefit. You may also hold your Fund shares in your own name directly with the Transfer Agent. In either case, you will continue to have the ability to purchase additional Morgan Stanley Funds and will have full exchange privileges. Other options may also be available; please check with the respective securities dealer or financial intermediary. If you choose not to hold your shares with the Transfer Agent, either directly or through a securities dealer or other financial intermediary, you must redeem your shares.

HOW TO EXCHANGE SHARES

[GRAPHIC]


PERMISSIBLE FUND EXCHANGES. You may only exchange shares of the Fund for shares of other continuously offered Morgan Stanley Funds if the Fund shares were acquired in an exchange of shares initially purchased in a Multi-Class Fund. In that case, the shares may be subsequently re-exchanged for shares of the same Class of any Multi-Class Fund or for shares of another Money Market Fund, a No-Load Fund or the Limited Duration U.S. Government Trust. Of course, if an exchange is not permitted, you may sell shares of the Fund and buy another fund's shares with the proceeds. See the inside back cover of this PROSPECTUS for each Morgan Stanley Fund's designation as a Multi-Class Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Fund is not listed, consult the inside back cover of that fund's current prospectus for its designation.


The current prospectus for each Morgan Stanley Fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Funds, exchanges are not available into any new Morgan Stanley Fund during its initial offering period, or when shares of a particular Morgan Stanley Fund are not being offered for purchase.

EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. You may also write the Transfer Agent or call toll-free (800) 869-NEWS to place an exchange order.

An exchange to any Morgan Stanley Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions, as described above, are received. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. See "Limitations on Exchanges." The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

TELEPHONE EXCHANGES. For your protection when calling the Transfer Agent, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

Telephone instructions will be accepted if received by the Transfer Agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

LIMITATIONS ON EXCHANGES. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Funds may result in the Fund rejecting, limiting or prohibiting, at its sole discretion, and without prior notice, additional purchases and/or exchanges and may result in a shareholder's account being closed. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. The Fund reserves the right to reject an exchange request for any reason.

EXCHANGING SHARES OF ANOTHER FUND SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE ("CDSC"). There are special considerations when you exchange shares subject to a CDSC of another Morgan Stanley Fund for shares of the Fund. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Fund WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into the Fund. Nevertheless, if shares subject to a CDSC are exchanged for shares of the Fund, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in the Fund up to the amount of any applicable CDSC. See the prospectus of the fund that charges the CDSC for more details.

For further information regarding exchange privileges, you should contact your Morgan Stanley Financial Advisor or call toll-free (800) 869-NEWS.

HOW TO SELL SHARES

[GRAPHIC]

You can sell some or all of your Fund shares at any time. Your shares will be sold at the next price calculated after we receive your order to sell as described below.

OPTIONS        PROCEDURES
--------------------------------------------------------------------------------
Contact Your   To sell your shares, simply call your Morgan Stanley Financial
Financial      Advisor or other authorized financial representative. Payment
Advisor        will be sent to the address to which the account is registered or deposited in your brokerage account.

OPTIONS           PROCEDURES
--------------------------------------------------------------------------------
Check-writing     You may order a supply of blank checks by contacting your
Option            Morgan Stanley Financial Advisor or calling toll-free
                  (800) 869-NEWS.

                  Checks may be written in any amount not less than $500. You must sign checks exactly as their shares are registered. If the account is a joint account, the check may contain one signature unless the joint owners have specified that all owners are required to sign checks.

                  Payment of check proceeds normally will be made on the next business day after we receive your check in proper form. Shares purchased by check (including a certified or bank cashier's check) are not normally available to cover redemption checks until 15 days after Morgan Stanley Trust receives the check used for investment. A check will not be honored in an amount exceeding the value of the account at the time the check is presented for payment.

By Letter         You can also sell your shares by writing a "letter of
                  instruction" that includes:

                  -   your account number;

                  -   the name of the Fund;

                  - the dollar amount or the number of shares you wish to sell; and

                  -   the signature of each owner as it appears on the account.

                  If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can obtain a signature guarantee from an eligible guarantor acceptable to the Transfer Agent. (You should contact the Transfer Agent toll-free at (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public CANNOT provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.

                  Mail the letter to Morgan Stanley Trust at P.O. Box 983, Jersey City, NJ 07303.

                  A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.

Systematic        If your investment in all of the Morgan Stanley Funds has a
Withdrawal Plan   total market value of at least $10,000, you may elect to
                  withdraw amounts of $25 or more, or in any whole percentage of a fund's balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you add a fund to the plan, you must meet the plan requirements.

                  To sign up for the systematic withdrawal plan, contact your Morgan Stanley Financial Advisor or call toll-free (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.


                  When you sell Fund shares through the systematic withdrawal plan, the shares may be subject to a CDSC if they were obtained in exchange for shares subject to a CDSC of another Morgan Stanley Fund. The CDSC, however, will be waived in an amount up to 12% annually of the Fund's value, although Fund shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. See the prospectus of the fund that charges the CDSC for more details.

OPTIONS           PROCEDURES
--------------------------------------------------------------------------------
By Telephone or   To sell shares by telephone or wire, first complete a
Wire              telephone redemption application designating a bank account.
                  Redemptions for more than $1,000 will be wired to your bank account (your bank may charge a fee for this service). For redemptions for less than $1,000, a check will be mailed to your bank account. For more information or to request a telephone redemption application, call Morgan Stanley Trust toll-free at (800) 869-NEWS.

PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.


Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, the proceeds of the sale may not be sent to you until it has been verified that the check has been honored, which may take up to 15 calendar days from the date of purchase.


INVOLUNTARY SALES. The Fund reserves the right, on 60 days' notice, to sell the shares of any shareholder whose shares, due to sales by the shareholder, have a value below $1,000. However, before the Fund sells your shares in this manner, we will notify you and allow you 60 days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.

MONEY MARKET FUND AUTOMATIC SALE PROCEDURES. If you maintain a brokerage account with an authorized dealer of Fund shares other than Morgan Stanley DW, you may elect to have your Fund shares automatically sold from your account to satisfy amounts you owe as a result of purchasing securities or other transactions in your brokerage account.

If you elect to participate by notifying an authorized dealer of Fund shares other than Morgan Stanley DW, your brokerage account will be scanned each business day prior to the close of business (4:00 p.m. Eastern time). After any cash balances in the account are applied, a sufficient number of Fund shares may be sold to satisfy any amounts you are obligated to pay to an authorized dealer of Fund shares other than Morgan Stanley DW. Sales will be effected on the business day before the date you are obligated to make payment, and such authorized dealer of Fund shares will receive the sale proceeds on the following day.

EasyInvest(R)--AUTOMATIC REDEMPTION. You may invest in shares of certain other Morgan Stanley Funds by subscribing to EasyInvest(R), an automatic purchase plan that provides for the automatic investment of any amount from $100 to $5,000 in shares of the specified fund. Under EasyInvest(R), you may direct that a sufficient number of shares of the Fund be automatically sold and the proceeds transferred to Morgan Stanley Trust, on a semi-monthly, monthly or quarterly basis, for investment in shares of the specified fund. Sales of your Fund shares will be made on the business day preceding the investment date and Morgan Stanley Trust will receive the proceeds for investment on the day following the sale date.

MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

DISTRIBUTIONS

[GRAPHIC]

The Fund passes substantially all of its earnings along to its investors as "distributions." The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions." The Investment Adviser does not anticipate that there will be significant capital gain distributions.


The Fund accrues income dividends daily, on each day the New York Stock Exchange is open for business, and distributes those dividends monthly. Capital gains, if any, are distributed periodically.

Distributions are reinvested automatically in additional shares of the Fund (rounded to the last 1/100 of a share) and automatically credited to your account, unless you request in writing that distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the end of the month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Transfer Agent at least five business days prior to the record date of the distributions.


FREQUENT PURCHASES AND REDEMPTIONS

[GRAPHIC]

Because, as a money market fund, the Fund's principal investment strategy is to maintain a stable share price, frequent purchases and redemptions of shares by Fund shareholders generally do not present risks for other shareholders of the Fund. Therefore, the policies and procedures regulating frequent purchases and redemptions adopted by the Fund's Board of Directors applicable to other Morgan Stanley Funds are not applicable with respect to frequent purchases and redemptions of the Fund shares. However, frequent trading by Fund shareholders can disrupt management of the Fund and raise its expenses. Therefore, we may not accept any request for a purchase when we believe that it is being used as a tool for market-timing and we may bar shareholders who trade excessively from making further purchases for an indefinite period.

TAX CONSEQUENCES

[GRAPHIC]

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account ("IRA"), you need to be aware of the possible tax consequences when the Fund makes distributions.

Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund.

[SIDENOTE]

TARGETED DIVIDENDS(SM)

YOU MAY SELECT TO HAVE YOUR FUND DISTRIBUTIONS AUTOMATICALLY INVESTED IN ANOTHER MORGAN STANLEY FUND THAT YOU OWN. CONTACT YOUR MORGAN STANLEY FINANCIAL ADVISOR FOR FURTHER INFORMATION ABOUT THIS SERVICE.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding tax on taxable distributions and redemption proceeds (as of the date of this PROSPECTUS this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of your taxes due on your income.

ADDITIONAL INFORMATION

[GRAPHIC]

The Investment Adviser and/or distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of the Fund's shares. For more information, please see the Fund's STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are incorporated by reference in the STATEMENT OF ADDITIONAL INFORMATION from the Fund's annual report, which is available upon request.


FOR THE YEAR ENDED AUGUST 31,                 2006      2005       2004       2003      2002
SELECTED PER SHARE DATA:
Net asset value, beginning of period        $  1.00   $  1.00    $  1.00    $  1.00   $  1.00
                                            -------   -------    -------    -------   -------
Net income from investment operations         0.040     0.020      0.006      0.009     0.018
Less dividends from net investment income    (0.040)   (0.020)+   (0.006)+   (0.009)   (0.018)+
                                            -------   -------    -------    -------   -------
Net asset value, end of period              $  1.00   $  1.00    $  1.00    $  1.00   $  1.00
---------------------------------------------------------------------------------------------
TOTAL RETURN                                   4.10%     2.03%      0.58%      0.86%     1.78%
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Total expenses (before expense offset)         0.60%     0.59%      0.58%      0.56%     0.56%
Net investment income                          3.99%     1.98%      0.57%      0.85%     1.76%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions      $16,886   $18,072    $20,475    $23,081   $23,931

+    Includes capital gain distribution of less than $0.001.

NOTES

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

MORGAN STANLEY FUNDS

EQUITY

BLEND CORE

Dividend Growth Securities
Institutional Strategies Fund
Multi-Asset Class Fund

DOMESTIC HYBRID

Allocator Fund
Balanced Fund
Strategist Fund

GLOBAL/INTERNATIONAL

European Equity Fund
Global Advantage Fund
Global Dividend Growth Securities
International Fund
International SmallCap Fund
International Value Equity Fund
Japan Fund
Pacific Growth Fund

GROWTH


Capital Opportunities Trust
Developing Growth Securities Trust
Focus Growth Fund
Special Growth Fund


INDEX

Equally-Weighted S&P 500 Fund
Nasdaq-100 Index Fund
S&P 500 Index Fund
Total Market Index Fund

SPECIALTY

Convertible Securities Trust
Financial Services Trust
Health Sciences Trust
Natural Resource Development Securities
Real Estate Fund
Technology Fund
Utilities Fund

VALUE

Fundamental Value Fund
Mid-Cap Value Fund
Small-Mid Special Value Fund
Special Value Fund
Value Fund

FIXED INCOME

TAXABLE SHORT TERM


Limited Duration Fund*+
Limited Duration U.S. Government Trust*


TAXABLE INTERMEDIATE TERM

Flexible Income Trust
High Yield Securities
Income Trust
Mortgage Securities Trust
U.S. Government Securities Trust

TAX-FREE

California Tax-Free Income Fund
Limited Term Municipal Trust*+
New York Tax-Free Income Fund
Tax-Exempt Securities Trust

MONEY MARKET*+

TAXABLE
Liquid Asset Fund
U.S. Government Money Market

TAX-FREE

California Tax-Free Daily Income Trust
New York Municipal Money Market Trust
Tax-Free Daily Income Trust

There may be funds created or terminated after this PROSPECTUS was published. Please consult the inside back cover of a new fund's prospectus for its designations, e.g. Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Fund is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple classes of shares.

*    Single-Class Fund(s)

+    No-Load (Mutual) Fund

Additional information about the Fund's investments is available in the Fund's ANNUAL and SEMIANNUAL REPORTS TO SHAREHOLDERS. In the Fund's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The Fund's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund or to make shareholder inquiries, please call toll-free (800) 869-NEWS. Free copies of these documents are also available from our Internet site at: www.morganstanley.com/funds.

You also may obtain information about the Fund by calling your Morgan Stanley Financial Advisor or by visiting our Internet site.

Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's (the "SEC") Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

TICKER SYMBOL:

DWLXX

(The Fund's Investment Company Act File No. is 811-2575)

Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

MORGAN STANLEY

MORGAN STANLEY FUNDS

Morgan Stanley
Liquid Asset Fund Inc.

37925-01 12/06

MORGAN STANLEY

Prospectus
December 29, 2006


ILAFPRO-00

STATEMENT OF ADDITIONAL INFORMATION                               MORGAN STANLEY
DECEMBER 29, 2006                                                 LIQUID ASSET
                                                                  FUND INC.

     This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. The PROSPECTUS (dated December 29, 2006) for Morgan Stanley Liquid Asset Fund Inc. may be obtained without charge from the Fund at its address or telephone number listed below or from Morgan Stanley DW Inc. at any of its branch offices.


     The Fund's audited financial statements for the fiscal year ended August 31, 2006, including notes thereto and the report of Deloitte & Touche LLP, are herein incorporated by reference from the Fund's annual report. A copy of the Fund's ANNUAL REPORT TO SHAREHOLDERS must accompany the delivery of this STATEMENT OF ADDITIONAL INFORMATION.


Morgan Stanley
Liquid Asset Fund Inc.
1221 Avenue of the Americas
New York, NY 10020
(800) 869-NEWS

TABLE OF CONTENTS


I.    Fund History                                                             4
II.   Description of the Fund and Its Investments and Risks                    4
      A. Classification                                                        4
      B. Investment Strategies and Risks                                       4
      C. Fund Policies/Investment Restrictions                                 7
      D. Disclosure of Portfolio Holdings                                      8
III.  Management of the Fund                                                  12
      A. Board of Directors                                                   12
      B. Management Information                                               13
      C. Compensation                                                         21
IV.   Control Persons and Principal Holders of Securities                     23
V.    Investment Advisory and Other Services                                  23
      A. Investment Adviser and Administrator                                 23
      B. Principal Underwriter                                                24
      C. Services Provided by the Investment Adviser and Administrator        24
      D. Rule 12b-1 Plan                                                      25
      E. Other Service Providers                                              27
      F. Codes of Ethics                                                      27
      G. Proxy Voting Policy and Proxy Voting Record                          27
      H. Revenue Sharing                                                      28
VI.   Brokerage Allocation and Other Practices                                29
      A. Brokerage Transactions                                               29
      B. Commissions                                                          30
      C. Brokerage Selection                                                  30
      D. Directed Brokerage                                                   31
      E. Regular Broker-Dealers                                               31
VII.  Capital Stock and Other Securities                                      31
VIII. Purchase, Redemption and Pricing of Shares                              31
      A. Purchase/Redemption of Shares                                        31
      B. Offering Price                                                       32
IX.   Taxation of the Fund and Shareholders                                   33
X.    Underwriters                                                            36
XI.   Performance Data                                                        36
XII.  Financial Statements                                                    36
XIII. Fund Counsel                                                            36

GLOSSARY OF SELECTED DEFINED TERMS

     The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

     "ADMINISTRATOR" OR "MORGAN STANLEY SERVICES" -- Morgan Stanley Services Company Inc., a wholly-owned fund services subsidiary of the Investment Adviser.

     "CUSTODIAN" -- The Bank of New York.

     "DIRECTORS" -- The Board of Directors of the Fund.

     "DISTRIBUTOR" -- Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

     "FINANCIAL ADVISORS" -- Morgan Stanley authorized financial services representatives.

     "FUND" -- Morgan Stanley Liquid Asset Fund Inc., a registered open-end investment company.

     "INDEPENDENT DIRECTORS" -- Directors who are not "interested persons" (as defined by the Investment Company Act of 1940, as amended ("Investment Company Act")) of the Fund.

     "INVESTMENT ADVISER" -- Morgan Stanley Investment Advisors Inc., a wholly-owned investment adviser subsidiary of Morgan Stanley.

     "MORGAN STANLEY & CO." -- Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of Morgan Stanley.

     "MORGAN STANLEY DW" -- Morgan Stanley DW Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

     "MORGAN STANLEY FUNDS" -- Registered investment companies for which the Investment Adviser serves as the investment adviser and that hold themselves out to investors as related companies for investment and investor services.

     "TRANSFER AGENT" -- Morgan Stanley Trust, a wholly-owned transfer agent subsidiary of Morgan Stanley.

I. FUND HISTORY

     The Fund was incorporated under Maryland law on September 3, 1974, under the name Standard & Poor's/InterCapital Cash Management Fund, Inc. Its name was changed to Standard & Poor's/InterCapital Liquid Asset Fund, Inc. on May 13, 1975. The Fund's name was subsequently changed to InterCapital Liquid Asset Fund Inc. on September 1, 1977, to Dean Witter/Sears Liquid Asset Fund Inc. on March 21, 1983, to Dean Witter Liquid Asset Fund Inc. on June 30, 1993, and to Morgan Stanley Dean Witter Liquid Asset Fund Inc. on June 22, 1998. Effective June 18, 2001, the Fund's name was changed to Morgan Stanley Liquid Asset Fund Inc.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

A. CLASSIFICATION

     The Fund is an open-end, diversified management investment company whose investment objectives are high current income, preservation of capital and liquidity.

B. INVESTMENT STRATEGIES AND RISKS

     The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's PROSPECTUS titled "Principal Investment Strategies" and "Principal Risks."

     REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

     While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures approved by the Directors that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continuously monitored by the Investment Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934, as amended ("Exchange Act"), that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act). Additionally, upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's Investment Adviser, liquidity or other considerations warrant.

     VARIABLE RATE AND FLOATING RATE OBLIGATIONS. The Fund may invest in variable rate and floating rate obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and, on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the Fund to maintain a stable net asset value per share and to sell obligations prior to maturity at a price that is approximately the full principal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund's investment quality requirements.

     REVERSE REPURCHASE AGREEMENTS. The Fund may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Fund will establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Fund.


     PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. As a non-fundamental policy, which may be changed by the Directors, the Fund may invest up to 10% of its net assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placement or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

     Rule 144A permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Investment Adviser, pursuant to procedures adopted by the Directors, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which may not exceed 10% of the Fund's net assets and, as to each of the other net assets, as more fully described under "Fund Policies/Investment Restrictions" below. However, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

     INVESTMENT COMPANY SECURITIES. Investment company securities are securities of other open-end, closed-end and unregistered investment companies, including exchange-traded funds. The Fund may invest in investment company securities as may be permitted by (i) the Investment Company Act, as amended from time to time; (ii) the rules and regulations promulgated by the United States Securities and Exchange Commission ("SEC") under the Investment Company Act, as amended from time to time; or (iii) an exemption or other relief applicable to the Fund from provisions of the Investment Company Act, as amended from time to time. The Investment Company Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund's total assets in any one investment company, and no more than 10% in any combination of investment companies. The Fund may invest in investment company securities of investment companies managed by the Investment Adviser or its affiliates to the extent permitted under the Investment Company Act or as otherwise authorized by the SEC. To the extent the Fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company's portfolio securities, and a shareholder in the Fund will bear not only his proportionate share of the expenses of the Fund, but also, indirectly the expenses of the purchased investment company.

     EXCHANGE TRADED FUNDS ("ETFS"). The Fund may invest in shares of various ETFs, including exchange-traded index and bond funds. Exchange-traded index funds seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Fund would bear its ratable share of that entity's expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs and other investment companies.


     LOANS OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers, banks and other institutional investors. By lending its portfolio securities, the Fund attempts to increase its net investment income through the receipt of interest on the cash collateral with respect to the loan or fees received from the borrower in connection with the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund employs an agent to implement the securities lending program and the agent receives a fee from the Fund for its services. The Fund will not lend more than 33 1/3% of the value of its total assets.


     The Fund may lend its portfolio securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Fund collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned;
(ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to market" on a daily basis); (iii) the loan be made subject to termination by the Fund at any time; and (iv) the Fund receives a reasonable return on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. In addition, voting rights may pass with the loaned securities, but the Fund will retain the right to call any security in anticipation of a vote that the Investment Adviser deems material to the security on loan.


     There may be risks of delay and costs involved in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. These delays and costs could be greater for foreign securities. However, loans will be made only to borrowers deemed by the Investment Adviser to be creditworthy and when, in the judgment of the Investment Adviser, the income which can be earned from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, bank or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's Board of Directors. The Fund also bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is the risk that the price of the securities will increase while they are on loan and the collateral will not be adequate to cover their value.


     BORROWING. The Fund has an operating policy, which may be changed by the Fund's Board of Trustees, not to borrow except from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) or its total assets (not including the amount borrowed). Should the Board of Trustees remove this operating policy, the Fund would be permitted to borrow money from banks in accordance with the Investment Company Act, as amended from time to time or the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time. Currently the Investment Company Act permits a fund to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). The Fund may also borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes such as clearance of portfolio transactions. The Fund would only borrow when the Investment Adviser believes that such borrowings will benefit the Fund after taking into account considerations such as interest income and possible gains or losses upon liquidation. The Fund will maintain asset coverage in accordance with the Investment Company Act.

     Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates special risks. For example, leveraging may exaggerate changes in and increase the volatility of the net asset value of Fund shares. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage also may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to maintain asset coverage.


     In general, the Fund may not issue any class of senior security, except that the Fund may (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Fund borrowings and in the event such asset coverage falls below 300% the Fund will within three days or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including but not limited to options, futures, forward contracts and reverse repurchase agreements, provided that the Fund earmarks or segregates liquid assets in accordance with applicable SEC regulations and interpretations.

C. FUND POLICIES/INVESTMENT RESTRICTIONS

     The investment objectives, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio, except in the case of borrowing and investments in illiquid securities.

The Fund will:

     1. Seek to provide high current income, preservation of capital and liquidity.

The Fund may not:

     2. Borrow money, except the Fund may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

     3. Invest in a manner inconsistent with its classification as a "diversified company" as provided by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

     4. Purchase any securities, other than obligations of banks or of the U.S. government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

     5. Make loans of money or property to any person; except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.


     6. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein.

     7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by
(i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

     8. Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

     9. Underwrite securities of other issuers.

     In addition, as a non-fundamental policy, which may be changed with Board approval and without shareholder vote, the Fund may not:

     1. Make short sales of securities, except short sales against the box.

     2. Invest its assets in the securities of any investment company except as may be permitted by (i) the Investment Company Act, as amended from time to time; (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time; or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.


     3. Invest more than 10% of its net assets or such other amount as may be permitted by SEC guidelines in illiquid securities, including restricted securities that have been deemed illiquid.


     4. Write, purchase or sell puts, calls, or combinations thereof.

     Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objectives by investing all or substantially all of its assets in another investment company having substantially the same investment objectives and policies as the Fund.

     The Fund has an operating policy, which may be changed by the Fund's Board of Directors, not to borrow except from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

D. DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund's Board of Directors and the Investment Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the "Policy"). Pursuant to the Policy, the Investment Adviser may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Fund's and the Investment Adviser's fiduciary duties to Fund shareholders. The Investment Adviser may not receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Fund. Consideration includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Investment Adviser or by any affiliated person of the Investment Adviser. Non-public information concerning portfolio holdings may be divulged to third parties only when the Fund has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below.

     The Fund makes available on its public website the following portfolio holdings information complete portfolio holdings information quarterly on a calendar quarter basis with a minimum 30 calendar day lag.


     The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semiannual and annual reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

     All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy.

     The Fund may make selective disclosure of non-public portfolio holdings. Third parties eligible to receive such disclosures currently include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers, provided that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third party unless and until the arrangement has been reviewed and approved pursuant to the requirements set forth in the Policy. Subject to the terms and conditions of any agreement between the Investment Adviser or the Fund and the third party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).

     The Investment Adviser may provide interest lists to broker-dealers who execute securities transactions for the Fund without entering into a nondisclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Investment Adviser or any affiliate of the Investment Adviser (the "MSIM Funds") on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

     Fund shareholders may elect in some circumstances to redeem their shares of the Fund in exchange for their pro rata share of the securities held by the Fund. Under such circumstances, Fund shareholders may receive a complete listing of the holdings of the Fund up to seven calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

     The Fund may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

     The Fund may disclose portfolio holdings to transition managers, provided that the Fund has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

     The Investment Adviser and/or the Fund have entered into ongoing arrangements to make available public and/or non-public information about the Fund's portfolio securities. Provided that the recipient of the information falls into one or more of the categories listed below, and the recipient has entered into a non-disclosure agreement with the Fund, or owes a duty of trust or confidence to the Investment Adviser or the Fund, the recipient may receive portfolio holdings information pursuant to such agreement without obtaining pre-approval from either the Portfolio Holdings Review Committee ("PHRC") or the Fund's Board of Directors. In all such instances, however, the PHRC will be responsible for reporting to the Fund's Board of Directors, or designated Committee thereof, material information concerning the ongoing arrangements at each Board's next regularly scheduled Board meeting. Categories of parties eligible to receive information pursuant to such ongoing arrangements include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers.

     The Investment Adviser and/or the Fund currently have entered into ongoing arrangements with the following parties:

NAME                                         INFORMATION DISCLOSED         FREQUENCY(1)                 LAG TIME
-------------------------------------     --------------------------  ----------------------  ---------------------------
SERVICE PROVIDERS

Institutional Shareholder Services (ISS)  Complete portfolio          Twice a month                     (2)
   (proxy voting agent)(*)                holdings

FT Interactive Data Pricing Service       Complete portfolio          As needed                         (2)
   Provider(*)                            holdings

Morgan Stanley Trust(*)                   Complete portfolio          As needed                         (2)
                                          holdings

The Bank of New York(*)                   Complete portfolio          As needed                         (2)
                                          holdings
FUND RATING AGENCIES

Lipper(*)                                 Top ten and complete        Quarterly basis         Approximately 15 days
                                          portfolio holdings                                  after quarter end and
                                                                                              approximately 30 days after
                                                                                              quarter end

Morningstar(**)                           Top ten and complete        Quarterly basis         Approximately 15 days
                                          portfolio holdings                                  after quarter end and
                                                                                              approximately 30 days after
                                                                                              quarter end

Standard & Poor's(*)                      Complete portfolio          Quarterly basis         Approximately 15 day lag
                                          holdings

Investment Company Institute(**)          Top ten portfolio holdings  Quarterly basis         Approximately 15 days
                                                                                              after quarter end
CONSULTANTS AND ANALYSTS

Americh Massena & Associates, Inc.(*)     Top ten and complete        Quarterly basis(5)      Approximately 10-12 days
                                          portfolio holdings                                  after quarter end

Bloomberg(**)                             Complete portfolio          Quarterly basis         Approximately 30 days
                                          holdings                                            after quarter end

Callan Associates(*)                      Top ten and complete        Monthly and quarterly   Approximately 10-12 days
                                          portfolio holdings          basis, respectively(5)  after month/quarter end

Cambridge Associates(*)                   Top ten and complete        Quarterly basis(5)      Approximately 10-12 days
                                          portfolio holdings                                  after quarter end

Citigroup(*)                              Complete portfolio          Quarterly basis(5)      At least one day after
                                          holdings                                            quarter end

Credit Suisse First Boston(*)             Top ten and complete        Monthly and quarterly   Approximately 10-12 days
                                          portfolio holdings          basis, respectively     after month/quarter end

CTC Consulting, Inc.(**)                  Top ten and complete        Quarterly basis         Approximately 15 days
                                          portfolio holdings                                  after quarter end and
                                                                                              approximately 30 days after
                                                                                              quarter end, respectively

Evaluation Associates(*)                  Top ten and complete        Monthly and quarterly   Approximately 10-12 days
                                          portfolio holdings          basis, respectively(5)  after month/quarter end

Fund Evaluation Group(**)                 Top ten portfolio           Quarterly basis         At least 15 days after
                                          holdings(3)                                         quarter end

Jeffrey Slocum & Associates(*)            Complete portfolio          Quarterly basis(5)      Approximately 10-12 days
                                          holdings(4)                                         after quarter end

Hammond Associates(**)                    Complete portfolio          Quarterly basis         At least 30 days after
                                          holdings(4)                                         quarter end

Hartland & Co.(**)                        Complete portfolio          Quarterly basis         At least 30 days after
                                          holdings(4)                                         quarter end

NAME                                       INFORMATION DISCLOSED             FREQUENCY(1)                  LAG TIME
--------------------------------------  ---------------------------  ---------------------------  -------------------------
Hewitt Associates(*)                    Top ten and complete         Monthly and quarterly        Approximately 10-12 days
                                        portfolio holdings           basis, respectively(5)       after month/quarter end

Merrill Lynch(*)                        Top ten and complete         Monthly and quarterly        Approximately 10-12 days
                                        portfolio holdings           basis, respectively(5)       after month/quarter end

Mobius(**)                              Top ten portfolio            Monthly basis                At least 15 days after
                                        holdings(3)                                               month end

Nelsons(**)                             Top ten portfolio            Quarterly basis              At least 15 days after
                                        holdings(3)                                               quarter end

Prime Buchholz & Associates, Inc.(**)   Complete portfolio           Quarterly basis              At least 30 days after
                                        holdings(4)                                               quarter end

PSN(**)                                 Top ten portfolio            Quarterly basis              At least 15 days after
                                        holdings(3)                                               quarter end

PFM Asset Management LLC(*)             Top ten and complete         Quarterly basis(5)           Approximately 10-12 days
                                        portfolio holdings                                        after quarter end

Russell Investment Group/Russell/       Top ten and complete         Monthly and quarterly basis  At least 15 days after
   Mellon Analytical Services,          portfolio holdings                                        month end and at least 30
   Inc.(**)                                                                                       days after quarter end,
                                                                                                  repectively

Stratford Advisory Group, Inc.(*)       Top ten portfolio            Quarterly basis(5)           Approximately 10-12 days
                                        holdings(6)                                               after quarter end

Thompson Financial(**)                  Complete portfolio           Quarterly basis              At least 30 days after
                                        holdings(4)                                               quarter end

Watershed Investment Consultants,       Top ten and complete         Quarterly basis(5)           Approximately 10-12 days
   Inc.(*)                              portfolio holdings                                        after quarter end

Yanni Partners(**)                      Top ten portfolio            Quarterly basis              At least 15 days after
                                        holdings(3)                                               quarter end

PORTFOLIO ANALYTICS PROVIDERS

Fact Set(*)                             Complete portfolio holdings  Daily                        One day

----------
(*) This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.

(**) The Fund does not currently have a non-disclosure agreement in place with this entity and therefore the entity can only receive publicly available information.

(1) Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

(2) Information will typically be provided on a real time basis or as soon thereafter as possible.

(3) Complete portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.

(4) Top ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.

(5)  This information will also be provided upon request from time to time.

(6) Complete portfolio holdings will also be provided upon request from time to time.

     In addition, persons who owe a duty of trust or confidence to the Investment Adviser or the Fund may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include, (i) the Fund's independent registered public accounting firm (as of the Fund's fiscal year end and on an as needed basis), (ii) counsel to the Fund (on an as needed basis), (iii) counsel to the Independent Directors (on an as needed basis) and (iv) members of the Board of Directors (on an as needed basis).

     All selective disclosures of non-public portfolio holdings information made to third parties pursuant to the exemptions set forth in the Policy must be pre-approved by both the PHRC and the Fund's Board of Directors (or a designated Committee thereof), except for (i) disclosures made to third parties pursuant to ongoing arrangements (discussed above); (ii) disclosures made to third parties pursuant to Special Meetings of the PHRC; (iii) broker-dealer interest lists;
(iv) shareholder in-kind distributions; (v) attribution analyses; or (vi) in connection with transition managers. The Investment Adviser shall report quarterly to the Board of Directors (or a designated Committee thereof) information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Investment Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information.

     In no instance may the Investment Adviser or the Fund receive any compensation or consideration in exchange for the portfolio holdings information.

     The PHRC is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it. The following are some of the functions and responsibilities of the PHRC:

     (a) The PHRC, which will consist of executive officers of the Fund and the Investment Adviser or their designees, is responsible for establishing portfolio holdings disclosure policies and guidelines and determining how portfolio holdings information will be disclosed on an ongoing basis.

     (b) The PHRC will periodically review and have the authority to amend as necessary the Fund's portfolio holdings disclosure policies and guidelines (as expressed by the Policy).

     (c) The PHRC will meet at least quarterly to (among other matters): (1) address any outstanding issues relating to the Policy, including matters relating to (i) disclosures made to third parties pursuant to ongoing arrangements (described above); (ii) broker-dealer interest lists; (iii) shareholder in-kind distributions; (iv) attribution analyses; or (v) in connection with transition managers; (2) review non-disclosure agreements that have been executed with third parties and determine whether the third parties will receive portfolio holdings information; and (3) generally review the procedures that the Investment Adviser employs to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Investment Adviser, the Distributor or any affiliated person of the Fund, the Investment Adviser or the Distributor, on the other.


     (d) Any member of the PHRC may call a Special Meeting of the PHRC to consider whether a third party that is not listed in (c) above may receive non-public portfolio holdings information pursuant to a validly executed non-disclosure agreement. At least three members of the PHRC, or their designees, and one member of the Fund's Audit Committee, or his or her designee, shall be present at the Special Meeting in order to constitute a quorum. At any Special Meeting at which a quorum is present, the decision of a majority of the PHRC members present and voting shall be determinative as to any matter submitted to a vote; provided, however, that the Audit Committee member, or his or her designee, must concur in the determination in order for it to become effective.


     (e) The PHRC, or its designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the PHRC, or its designee(s) for a period of at least six years. The PHRC, or its designee(s), will report their decisions to the Board of Directors at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the PHRC during the most recently ended calendar quarter immediately preceding the Board meeting.

III. MANAGEMENT OF THE FUND

A. BOARD OF DIRECTORS

     The Board of Directors of the Fund oversees the management of the Fund, but does not itself manage the Fund. The Directors review various services provided by or under the direction of the Investment Adviser to ensure that the Fund's general investment policies and programs are properly carried out. The Directors also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

     Under state law, the duties of the Directors are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Director to exercise his or her powers in the interest of the Fund and not the Director's own interest or the interest of another person or organization. A Director satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Director reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION

     DIRECTORS AND OFFICERS. The Board of the Fund consists of 12 Directors. These same individuals also serve as directors or trustees for certain of the funds advised by the Investment Adviser (the "Retail Funds") and certain of the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds"). Eleven Directors have no affiliation or business connection with the Investment Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Investment Adviser's parent company, Morgan Stanley. These are the "non-interested" or "Independent" Directors. The other Director (the "Interested Director") is affiliated with the Investment Adviser.


     INDEPENDENT DIRECTORS. The Independent Directors of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Director (as of November 30, 2006) and other directorships, if any, held by the Directors, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).


INDEPENDENT DIRECTORS:


                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                 IN FUND
                                                                                                 COMPLEX
                             POSITION(S)  LENGTH OF                                            OVERSEEN BY
  NAME, AGE AND ADDRESS OF    HELD WITH     TIME           PRINCIPAL OCCUPATION(S) DURING      INDEPENDENT  OTHER DIRECTORSHIPS HELD
   INDEPENDENT DIRECTOR       REGISTRANT   SERVED*                 PAST 5 YEARS                  DIRECTOR   BY INDEPENDENT DIRECTOR
---------------------------  -----------  ---------  ----------------------------------------  -----------  ------------------------
Frank L. Bowman (62)         Director     Since      President and Chief Executive Officer of      168      Director of the National
c/o Kramer Levin Naftalis &               August     the Nuclear Energy Institute (policy                   Energy Foundation, the
Frankel LLP                                2006      organization) (since February 2005);                   U.S. Energy Association,
Counsel to the                                       Director or Trustee of various Retail                  the American Council for
Independent Directors                                Funds and Institutional Funds (since                   Capital Formation and
1177 Avenue of the                                   August 2006); formerly variously,                      the Armed Services YMCA
Americas                                             Admiral in the U.S. Navy, Director of                  of the USA.
New York, NY 10036                                   Naval Nuclear Propulsion Program and
                                                     Deputy Administrator -- Naval Reactors
                                                     in the National Nuclear Security
                                                     Administration at the U.S. Department of
                                                     Energy (1996-2004), Honorary Knight
                                                     Commander of the Most Excellent Order of
                                                     the British Empire.

Michael Bozic (65)           Director     Since      Private Investor; Chairperson of the          173      Director of various
c/o Kramer Levin Naftalis                 April      Valuation, Insurance and Compliance                    business organizations.
& Frankel LLP                              1994      Committee (since October 2006); Director
Counsel to the                                       or Trustee of the Retail Funds (since
Independent Directors                                April 1994) and the Institutional Funds
1177 Avenue of the                                   (since July 2003); formerly Chairperson
Americas                                             of the Insurance Committee (July
New York, NY 10036                                   2006-September 2006); Vice Chairman of
                                                     Kmart Corporation (December 1998-
                                                     October 2000), Chairman and Chief
                                                     Executive Officer of Levitz Furniture
                                                     Corporation (November 1995- November
                                                     1998) and President and Chief Executive
                                                     Officer of Hills Department Stores (May
                                                     1991- July 1995); formerly variously
                                                     Chairman, Chief Executive Officer,
                                                     President and Chief Operating Officer
                                                     (1987-1991) of the Sears Merchandise
                                                     Group of Sears, Roebuck & Co.


----------
* This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                 IN FUND
                                                                                                 COMPLEX
                             POSITION(S)  LENGTH OF                                            OVERSEEN BY
  NAME, AGE AND ADDRESS OF    HELD WITH     TIME           PRINCIPAL OCCUPATION(S) DURING      INDEPENDENT  OTHER DIRECTORSHIPS HELD
   INDEPENDENT DIRECTOR       REGISTRANT   SERVED*                 PAST 5 YEARS                  DIRECTOR   BY INDEPENDENT DIRECTOR
---------------------------  -----------  ---------  ----------------------------------------  -----------  ------------------------
Kathleen A. Dennis (53)      Director     Since      President, Cedarwood Associates (mutual       168      None.
c/o Kramer Levin Naftalis &               August     fund consulting) (since July
Frankel LLP                               2006       2006); Chairperson of the Money Market
Counsel to the                                       and Alternatives Sub-Committee of the
Independent Directors                                Investment Committee (since October
1177 Avenue of the                                   2006) and Director or Trustee of various
Americas                                             Retail Funds and Institutional Funds
New York, NY 10036                                   (since August 2006); formerly, Senior
                                                     Managing Director of Victory Capital
                                                     Management (1993-2006).

Edwin J.Garn (74)            Director     Since      Consultant; Director or Trustee of the        173      Director of Franklin
1031 N. Chartwell Court                   January    Retail Funds (since January 1993) and                  Covey (time management
Salt Lake City, UT 84103                  1993       the Institutional Funds (since July                    systems), BMW Bank of
                                                     2003); Member of the Utah Regional                     North America, Inc.
                                                     Advisory Board of Pacific Corp (utility                (industrial loan
                                                     company); formerly Managing Director of                corporation), Escrow
                                                     Summit Ventures LLC (lobbying and                      Bank USA (industrial
                                                     consulting firm) (2000-2004); United                   loan corporation),
                                                     States Senator (R-Utah) (1974-1992) and                United Space Alliance
                                                     Chairman, Senate Banking Committee                     (joint venture between
                                                     (1980-1986), Mayor of Salt Lake City,                  Lockheed Martin and the
                                                     Utah (1971-1974), Astronaut, Space                     Boeing Company) and
                                                     Shuttle Discovery (April 12-19, 1985),                 Nuskin Asia Pacific
                                                     and Vice Chairman, Huntsman Corporation                (multilevel marketing);
                                                     (chemical company).                                    member of the board of
                                                                                                            various civic and
                                                                                                            charitable
                                                                                                            organizations.

Wayne E. Hedien (72)         Director     Since      Retired; Director or Trustee of the           173      Director of The PMI
c/o Kramer Levin Naftalis                 September  Retail Funds (since September 1997) and                Group Inc. (private
& Frankel LLP                             1997       the Institutional Funds (since                         mortgage insurance);
Counsel to the                                       July 2003); formerly associated with the               Director and Vice
Independent Directors                                Allstate Companies (1966-1994), most                   Chairman of The Field
1177 Avenue of the                                   recently as Chairman of The Allstate                   Museum of Natural
Americas                                             Corporation (March 1993- December 1994)                History; director of
New York, NY 10036                                   and Chairman and Chief Executive Officer               various other business
                                                     of its wholly-owned subsidiary,                        and charitable
                                                     Allstate Insurance Company                             organizations.
                                                     (July 1989-December 1994).

Dr. Manuel H. Johnson (57)   Director     Since      Senior Partner, Johnson Smick                 173      Director of NVR, Inc.
c/o Johnson Smick                         July 1991  International, Inc. (consulting firm);                 (home construction);
Group Inc.                                           Chairperson of the Investment Committee                Director of KFX Energy;
888 16th Street, NW                                  (since October 2006) and Director or                   Director of RBS
Suite 740                                            Trustee of the Retail Funds (since                     Greenwich Capital
Washington, D.C. 20006                               July 1991) and the Institutional Funds                 Holdings (financial
                                                     (since July 2003); Co-Chairman and a                   holding company).
                                                     founder of the Group of Seven Council
                                                     (G7C), (an international economic
                                                     commission); formerly Chairperson of the
                                                     Audit Committee (July 2003-September
                                                     2006); Vice Chairman of the Board of
                                                     Governors of the Federal Reserve System
                                                     and Assistant Secretary of the
                                                     U.S.Treasury.


----------
* This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                 IN FUND
                                                                                                 COMPLEX
                             POSITION(S)  LENGTH OF                                            OVERSEEN BY
  NAME, AGE AND ADDRESS OF    HELD WITH     TIME           PRINCIPAL OCCUPATION(S) DURING      INDEPENDENT  OTHER DIRECTORSHIPS HELD
   INDEPENDENT DIRECTOR       REGISTRANT   SERVED*                 PAST 5 YEARS                  DIRECTOR   BY INDEPENDENT DIRECTOR
---------------------------  -----------  ---------  ----------------------------------------  -----------  ------------------------
Joseph J. Kearns (64)         Director    Since      President, Kearns & Associates LLC            174      Director of Electro Rent
c/o Kearns & Associates                   August     (investment consulting); Chairperson of                Corporation (equipment
LLC                                       1994       the Audit Committee (since October 2006)               leasing), The Ford
PMB754                                               and Director or Trustee of the Retail                  Family Foundation, and
23852 Pacific Coast                                  Funds (since July 2003) and the                        the UCLA Foundation.
Highway                                              Institutional Funds (since
Malibu, CA 90265                                     August 1994); formerly Deputy
                                                     Chairperson of the Audit Committee
                                                     (July 2003-September 2006) and
                                                     Chair person of the Audit Committee of
                                                     the Institutional Funds (October  2001-
                                                     July 2003);formerly CFO of the J. Paul
                                                     Getty Trust.

Michael F. Klein (48)        Director     Since      Chief Operating Officer and Managing          168      Director of certain
c/o Kramer Levin Naftalis &               August     Director, Aetos Capital, LLC (since                    investment funds managed
Frankel LLP                               2006       March 2000); Chairperson of the                        or sponsored by Aetos
Counsel to the                                       Fixed-Income Sub-Committee of the                      Capital, LLC.
Independent Directors                                Investment Committee (since October
1177 Avenue of the                                   2006) and Director or Trustee (since
Americas                                             August 2006) of various Retail Funds and
New York, NY 10036                                   Institutional Funds; formerly Managing
                                                     Director, Morgan Stanley & Co. Inc. and
                                                     Morgan Stanley Dean Witter Investment
                                                     Management, President, Morgan Stanley
                                                     Institutional Funds (June 1998-March
                                                     2000) and Principal, Morgan Stanley &
                                                     Co. Inc. and Morgan Stanley Dean Witter
                                                     Investment Management (August
                                                     1997-December 1999).

Michael E. Nugent (70)       Chairman     Chairman   General Partner of Triumph Capital,           173      None.
c/o Triumph Capital, L.P.    of the       of the     L.P., a private investment partnership;
445 Park Avenue              Board        Boards     Chairman of the Boards of the Retail
New York, NY 10022           and          since      Funds and the Institutional Funds (since
                             Director     July 2006  July 2006),Director or Trustee of the
                                          and        Retail Funds (since July 1991) and the
                                          Director   Institutional Funds (since
                                          since      July 2001); formerly Chairperson of the
                                          July 1991  Insurance Committee (until July 2006),
                                                     and Vice President, Bankers Trust
                                                     Company and BT Capital Corporation
                                                     (1984-1988).

W. Allen Reed (59)           Director     Since      Chairperson of the Equity Sub-Committee       168      Director of GMAC
c/o Kramer Levin Naftalis &               August     of the Investment Committee (since                     (financial services) and
Frankel LLP                               2006       October 2006) and Director or Trustee                  Temple-Inland Industries
Counsel to the                                       (since August 2006) of various Retail                  (packaging, banking and
Independent Directors                                Funds and Institutional Funds; President               forest products); member
1177 Avenue of the                                   and CEO of General Motors Asset                        of the Morgan Stanley
Americas                                             Management; formerly Chairman and Chief                Capital International
New York, NY 10036                                   Executive Officer of the GM Trust Bank                 Editorial Board;
                                                     and Corporate Vice President of General                Director of Legg Mason
                                                     Motors Corporation (August 1994-December               and Director of various
                                                     2005).                                                 investment fund advisory
                                                                                                            boards.


----------
* This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                                                                        IN FUND
                                                                                        COMPLEX
                           POSITION(S)   LENGTH OF                                    OVERSEEN BY
NAME, AGE AND ADDRESS OF    HELD WITH       TIME     PRINCIPAL OCCUPATION(S) DURING   INDEPENDENT   OTHER DIRECTORSHIPS HELD
  INDEPENDENT DIRECTOR      REGISTRANT    SERVED*             PAST 5 YEARS              DIRECTOR     BY INDEPENDENT DIRECTOR
------------------------   -----------   ---------   ------------------------------   -----------   ------------------------
Fergus Reid (74)           Director      Since       Chairman of Lumelite Plastics        174       Trustee and Director of
c/o Lumelite Plastics                    June        Corporation; Chairperson of                    certain investment
Corporation                              1992        the Governance Committee and                   companies in the
85 Charles Colman Blvd.                              Director or Trustee of the                     JPMorgan Funds complex
Pawling, NY                                          Retail Funds (since July 2003)                 managed by J.P.Morgan
                                                     and the Institutional Funds                    Investment Management
                                                     (since June 1992).                             Inc.



     The Director who is affiliated with the Investment Adviser or affiliates of the Investment Adviser (as set forth below) and executive officers of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Director (as of November 30, 2006) and the other directorships, if any, held by the Interested Director, are shown below.


INTERESTED DIRECTOR:


                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                                                                        IN FUND
                                                                                        COMPLEX
                           POSITION(S)   LENGTH OF                                    OVERSEEN BY
NAME, AGE AND ADDRESS OF    HELD WITH       TIME     PRINCIPAL OCCUPATION(S) DURING    INTERESTED   OTHER DIRECTORSHIPS HELD
   INTERESTED DIRECTOR      REGISTRANT    SERVED*             PAST 5 YEARS              DIRECTOR     BY INTERESTED DIRECTOR
------------------------   -----------   ---------   ------------------------------   -----------   ------------------------
James F. Higgins (58)      Director      Since       Director or Trustee of the           173       Director of AXA
c/o Morgan Stanley Trust                 June 2000   Retail Funds (since June 2000)                 Financial, Inc. and The
Harborside Financial                                 and the Institutional Funds                    Equitable Life Assurance
Center, Plaza Two,                                   (since July 2003); Senior                      Society of the United
Jersey City, NJ 07311                                Advisor of Morgan Stanley                      States (financial
                                                     (since August 2000).                           services).


----------
* This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

EXECUTIVE OFFICERS:


                                POSITION(S)           LENGTH
  NAME, AGE AND ADDRESS OF       HELD WITH           OF TIME               PRINCIPAL OCCUPATION(S) DURING
      EXECUTIVE OFFICER         REGISTRANT           SERVED*                       PAST 5 YEARS
---------------------------   --------------   -------------------   -----------------------------------------
Ronald E. Robison (67)        President and    President since       President (since September 2005) and
1221 Avenue of the Americas   Principal        September 2005 and    Principal Executive Officer (since May
New York, NY 10020            Executive        Principal Executive   2003) of funds in the Fund Complex;
                              Officer          Officer since         President (since September 2005) and
                                               May 2003              Principal Executive Officer (since May
                                                                     2003) of the Van Kampen Funds; Managing
                                                                     Director, Director and/or Officer of the
                                                                     Investment Adviser and various entities
                                                                     affiliated with the Investment Adviser;
                                                                     Director of Morgan Stanley SICAV (since
                                                                     May 2004). Formerly, Executive Vice
                                                                     President (July 2003 to September 2005)
                                                                     of funds in the Fund Complex and the Van
                                                                     Kampen Funds; President and Director of
                                                                     the Institutional Funds (March 2001 to
                                                                     July 2003); Chief Administrative Officer
                                                                     of Morgan Stanley Investment Advisors
                                                                     Inc.; Chief Administrative Officer of
                                                                     Morgan Stanley Services Company Inc.


----------
* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

                                POSITION(S)           LENGTH
  NAME, AGE AND ADDRESS OF       HELD WITH           OF TIME               PRINCIPAL OCCUPATION(S) DURING
      EXECUTIVE OFFICER         REGISTRANT           SERVED*                       PAST 5 YEARS
---------------------------   --------------   -------------------   -----------------------------------------
J. David Germany (52)         Vice President   Since February 2006   Managing Director and (since December
Morgan Stanley Investment                                            2005) Chief Investment Officer -- Global
Management Limited                                                   Fixed Income of Morgan Stanley Investment
25 Cabot Square                                                      Management; Managing Director and
Canary Wharf, London                                                 Director of Morgan Stanley Investment
United Kingdom E144QA                                                Management Limited; Vice President of the
                                                                     Retail and Institutional Funds (since
                                                                     February 2006).

Dennis F. Shea (53)           Vice President   Since February 2006   Managing Director and (since February
1221 Avenue of the Americas                                          2006) Chief Investment Officer -- Global
New York, NY 10020                                                   Equity of Morgan Stanley Investment
                                                                     Management; Vice President of the Retail
                                                                     and Institutional Funds (since February
                                                                     2006). Formerly, Managing Director and
                                                                     Director of Global Equity Research at
                                                                     Morgan Stanley.

Barry Fink (51)               Vice President   February 1997         Managing Director of Morgan Stanley
1221 Avenue of the Americas                    Since                 Investment Management; Managing Director
New York, NY 10020                                                   of the Investment Adviser and various
                                                                     entities affiliated with the Investment
                                                                     Adviser; Vice President of the Retail
                                                                     Funds and (since July 2003) the
                                                                     Institutional Funds. Formerly, Secretary,
                                                                     General Counsel and/or Director of the
                                                                     Investment Adviser and various entities
                                                                     affiliated with the Investment Adviser;
                                                                     Secretary and General Counsel of the
                                                                     Retail Funds.

Amy R. Doberman (44)          Vice President   Since July 2004       Managing Director and General Counsel,
1221 Avenue of the Americas                                          U.S. Investment Management of Morgan
New York, NY 10020                                                   Stanley Investment Management (since July
                                                                     2004); Vice President of the Retail Funds
                                                                     and the Institutional Funds (since July
                                                                     2004); Vice President of the Van Kampen
                                                                     Funds (since August 2004); Secretary
                                                                     (since February 2006) and Managing
                                                                     Director (since July 2004) of the
                                                                     Investment Adviser and various entities
                                                                     affiliated with the Investment Adviser.
                                                                     Formerly, Managing Director and General
                                                                     Counsel -- Americas, UBS Global Asset
                                                                     Management (July 2000 to July 2004).

Carsten Otto (43)             Chief            Since October 2004    Managing Director and U.S. Director of
1221 Avenue of the Americas   Compliance                             Compliance for Morgan Stanley Investment
New York, NY 10020            Officer                                Management (since October 2004); Managing
                                                                     Director and Chief Compliance Officer of
                                                                     Morgan Stanley Investment Management.
                                                                     Formerly, Assistant Secretary and
                                                                     Assistant General Counsel of the Retail
                                                                     Funds.

Stefanie V. Chang Yu (40)     Vice President   Since December 1997   Executive Director of the Investment
1221 Avenue of the Americas                                          Adviser and various entities affiliated
New York, NY 10020                                                   with the Investment Adviser; Vice
                                                                     President of the Retail Funds (since July
                                                                     2002) and the Institutional Funds (since
                                                                     December 1997). Formerly, Secretary of
                                                                     various entities affiliated with the
                                                                     Investment Adviser.

Francis J. Smith (41)         Treasurer and    Treasurer since       Executive Director of the Investment
c/o Morgan Stanley Trust      Chief            July 2003 and Chief   Adviser and various entities affiliated
Harborside Financial Center   Financial        Financial Officer     with the Investment Adviser; Treasurer
Plaza Two                     Officer          since September       and Chief Financial Officer of the Retail
Jersey City, NJ 07311                          2002                  Funds (since July 2003). Formerly, Vice
                                                                     President of the Retail Funds (September
                                                                     2002 to July 2003).

Mary E. Mullin (39)           Secretary        Since June 1999       Executive Director of the Investment
1221 Avenue of the Americas                                          Adviser and various entities affiliated
New York, NY 10020                                                   with the Investment Adviser; Secretary of
                                                                     the Retail Funds (since July 2003) and
                                                                     the Institutional Funds (since June
                                                                     1999).


----------
* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

     In addition, the following individuals who are officers of the Investment Adviser or its affiliates serve as assistant secretaries of the Fund: Joanne Antico, Joseph C. Benedetti, Daniel E. Burton, Joanne Doldo, Tara A. Farrelly, Alice J. Gerstel, Eric C. Griffith, Lou Anne D. McInnis, Edward J. Meehan, Elisa Mitchell, Elizabeth Nelson, Debra Rubano, Rita Rubin, Sheri L. Schreck and Julien H. Yoo.


     For each Director, the dollar range of equity securities beneficially owned by the Director in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Investment Adviser, Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2005 is set forth below in the table below. Ms. Dennis and Messrs. Bowman, Klein and Reed did not serve as Directors of the Fund during the calendar year ended December 31, 2005.



                                                                        AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                         ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                        DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND    BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
   NAME OF DIRECTOR               (AS OF DECEMBER 31, 2005)                        (AS OF DECEMBER 31, 2005)
---------------------   ---------------------------------------------   ----------------------------------------------
INDEPENDENT:
Frank L. Bowman                              None                                        None
Michael Bozic                                None                                        over $100,000
Kathleen A. Dennis                           None                                        None
Edwin J. Garn                             $0-$10,000                                     over $100,000
Wayne E. Hedien                              None                                        over $100,000
Dr. Manuel H. Johnson                        None                                        over $100,000
Joseph J. Kearns(1)                          None                                        over $100,000
Michael F. Klein                             None                                        over $100,000
Michael E. Nugent                            None                                        over $100,000
W. Allen Reed                                None                                        $10,001-$50,000
Fergus Reid(1)                               None                                        over $100,000
INTERESTED:
James F. Higgins                          $0-$10,000                                     over $100,000


----------
(1) Includes the total amount of compensation deferred by the Director at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Retail Funds or Institutional Funds (or portfolio thereof) that are offered as investment options under the plan. As of December 31, 2005, the value (including interest) of the deferral accounts for Messrs. Kearns and Reid was $786,542 and $766,622, respectively, pursuant to the deferred compensation plan.

     As to each Independent Director and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Fund.


     INDEPENDENT DIRECTORS AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Directors. The Retail Funds seek as Independent Directors individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Retail Funds' Boards, such individuals may reject other attractive assignments because the Retail Funds make substantial demands on their time. The Board has four committees: (1) Audit Committee, (2) Governance Committee, (3) Valuation, Insurance and Compliance Committee and (4) Investment Committee. The Investment Committee has three Sub-Committees focusing on the funds' primary areas of investment, namely equities, fixed-income and alternatives, as detailed below. Five of the Independent Directors serve as members of the Audit Committee, four Independent Directors serve as members of the Governance Committee, three Directors, including two Independent Directors, serve as members of the Valuation, Insurance and Compliance Committee and all of the Directors serve as members of the Investment Committee.

     The Independent Directors are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements, continually reviewing fund performance, checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Directors are required to select and nominate individuals to fill any Independent Director vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Retail Funds have a Rule 12b-1 plan.


     The Board of Directors has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm's duties, including the power to retain outside specialists; reviewing with the registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board. The Fund has adopted a formal, written Audit Committee Charter. During the Fund's fiscal year ended August 31, 2006, the Audit Committee held nine meetings.


     The members of the Audit Committee of the Fund are currently Frank L. Bowman, Wayne E. Hedien, Joseph J. Kearns, Michael E. Nugent and W. Allen Reed. None of the members of the Fund's Audit Committee is an "interested person," as defined under the Investment Company Act of the Fund, (with such disinterested Directors being "Independent Directors" or, individually, "Independent Director"). Each Independent Director is also "independent" from the Fund under the listing standards of the New York Stock Exchange, Inc. (NYSE). The Chairperson of the Audit Committee of the Fund is Joseph J. Kearns.


     The Board of Directors of the Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Directors on the Fund's Board and on committees of such Board and recommends such qualified individuals for nomination by the Fund's Independent Directors as candidates for election as Independent Directors, advises the Fund's Board with respect to Board composition, procedures and committees, develops and recommends to the Fund's Board a set of corporate governance principles applicable to the Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund's Board of Directors and any Board committees and oversees periodic evaluations of the Fund's Board and its committees. The members of the Governance Committee of the Fund are currently Kathleen A. Dennis, Edwin J. Garn, Michael F. Klein and Fergus Reid, each of whom is an Independent Director. The Chairperson of the Governance Committee is Fergus Reid. During the Fund's fiscal year ended August 31, 2006, the Governance Committee held two meetings.

     The Fund does not have a separate nominating committee. While the Fund's Governance Committee recommends qualified candidates for nominations as Independent Directors, the Board of Directors of the Fund believes that the task of nominating prospective Independent Directors is important enough to require the participation of all current Independent Directors, rather than a separate committee consisting of only certain Independent Directors. Accordingly, each current Independent Director (Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, Edwin J. Garn, Wayne E. Hedien, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid) participates in the election and nomination of candidates for election as Independent Directors for the Fund. Persons recommended by the Fund's Governance Committee as candidates for nomination as Independent Directors shall possess such knowledge, experience, skills, expertise and diversity so as to enhance the Board's ability to manage and direct the affairs and business of the Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Directors of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Fund's Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Directors as described below under the caption "Shareholder Communications."

     The Board has formed a Valuation, Insurance and Compliance Committee to review the valuation process, address insurance coverage and oversee the compliance function for the Fund and the Board. The Valuation, Insurance and Compliance Committee currently consists of Michael Bozic, Manuel H. Johnson and James F. Higgins. Michael Bozic and Manuel H. Johnson are Independent Trustees. Michael Bozic is the Chairperson of the Valuation, Insurance and Compliance Committee. The Valuation, Insurance and Compliance Committee was formed in October 2006.

     The Investment Committee oversees the portfolio investment process for and reviews the performance of the Fund. The Investment Committee also recommends to the Board to approve or renew the Fund's Investment Advisory, Sub-Advisory and Administration Agreements. The members of the Investment Committee are Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, Edwin J. Garn, Wayne E. Hedien, James
F. Higgins, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, Fergus Reid and W. Allen Reed. Manuel H. Johnson is the Chairperson of the Investment Committee.

     The Investment Committee has three Sub-Committees, each with its own Chairperson. The Sub-Committees and their members are as follows:

     (1) Equity--W. Allen Reed (Chairperson), Frank L. Bowman and Michael E. Nugent.

     (2) Fixed-Income--Michael F. Klein (Chairperson), Michael Bozic, Edwin J. Garn and Fergus Reid.

     (3) Money Market and Alternatives--Kathleen A. Dennis (Chairperson), Wayne
E. Hedien, James F. Higgins and Joseph J. Kearns.


     The Investment Committee and the Sub-Committees of the Investment Committee were formed in October 2006.


     There were 11 meetings of the Board of Directors of the Fund held during the fiscal year ended August 31, 2006. The Independent Directors of the Fund also met three times during that time, in addition to the 11 meetings of the full Boards.


     ADVANTAGES OF HAVING SAME INDIVIDUALS AS DIRECTORS FOR THE RETAIL FUNDS AND INSTITUTIONAL FUNDS. The Independent Directors and the Fund's management believe that having the same Independent Directors for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Directors for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Directors of all the Retail Funds and Institutional Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Directors arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Directors serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Directors, of the caliber, experience and business acumen of the individuals who serve as Independent Directors of the Retail Funds and Institutional Funds.

     DIRECTOR AND OFFICER INDEMNIFICATION. The Fund's Articles of Incorporation provide that no Director, Officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Director, Officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provide that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Articles of Incorporation provides that a Director, Officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

     SHAREHOLDER COMMUNICATIONS. Shareholders may send communications to the Fund's Board of Directors. Shareholders should send communications intended for the Fund's Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund's office or directly to such Board member(s) at the address specified for each Director previously noted. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein.

C. COMPENSATION


     Each Independent Director (except for the Chairman of the Boards) receives an annual retainer fee of $180,000 for serving the Retail Funds and the Institutional Funds. Prior to October 1, 2005 each Independent Director received an annual retainer fee of $168,000 for serving the Retail Funds and the Institutional Funds. In addition, each Independent Director received $2,000 for attending each of the four quarterly board meetings and two performance meetings that occur each year, so that an Independent Director who attended all six meetings received total compensation of $180,000 for serving the funds.

     Prior to October 1, 2006, the Chairperson of the Audit Committee received an additional annual retainer fee of $60,000. Other Committee Chairpersons and the Deputy Chairperson of the Audit Committee received an additional annual retainer fee of $30,000. Effective October 1, 2006, the Chairperson of the Audit Committee receives an additional annual retainer fee of $75,000 and the Investment Committee Chairperson receives an additional annual retainer fee of $60,000. Other Committee Chairpersons receive an additional annual retainer fee of $30,000 and the investment Sub-Committee Chairpersons receive an additional annual retainer fee of $15,000. The aggregate compensation paid to each Independent Director is paid by the Retail Funds and the Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and the Institutional Funds based on the relative net assets of each of the funds/portfolios. As of July 1, 2006, Charles
A. Fiumefreddo resigned as Chairman of the Boards of the Retail Funds and the Institutional Funds and was succeeded by Michael E. Nugent. Prior to July 1, 2006, Charles A. Fiumefreddo received an annual retainer fee for his services as Chairman of the Boards of the Retail Funds and the Institutional Funds and for administrative services provided to each Board. As of July 1, 2006, Michael E. Nugent receives an annual total retainer fee of $360,000 for his services as Chairman.


     The Fund also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors of the Fund who are employed by the Investment Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Director.

     Effective April 1, 2004, the Fund began a Deferred Compensation Plan (the "DC Plan"), which allows each Independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors throughout the year. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds (or portfolios thereof) that are offered as investment options under the DC Plan. At the Director's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Director and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

     Prior to April 1, 2004, the Institutional Funds maintained a similar Deferred Compensation Plan (the "Prior DC Plan"), which also allowed each Independent Director to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Directors throughout the year. The DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004, which remain subject to the terms of the Prior DC Plan).


     The following table shows aggregate compensation payable to each of the Fund's Directors from the Fund for the fiscal year ended August 31, 2006 and the aggregate compensation payable to each of the Fund's Directors by the Fund Complex (which includes all of the Retail and Institutional Funds) for the calendar year ended December 31, 2005. Kathleen A. Dennis, Frank L. Bowman, Michael F. Klein and W. Allen Reed did not serve as Directors of the Fund during the Fund's most recent fiscal year end and therefore did not receive any compensation from the Fund during the period. During the relevant period, the Fund had three Committees: the Audit Committee, Governance Committee and Insurance Committee. The structure and membership of the Committees have changed since December 31, 2005. Therefore,

Committees referenced in the footnotes to the compensation table in this section may no longer exist, and/or the Directors may no longer serve on the Committees noted in the footnotes to the table.


                                  COMPENSATION


                                                         NUMBER OF
                                                     PORTFOLIOS IN THE
                                                       FUND COMPLEX
                                                       FROM WHICH THE    TOTAL COMPENSATION
                                TOTAL COMPENSATION   DIRECTOR RECEIVED      FROM THE FUND
NAME OF INDEPENDENT DIRECTOR:      FROM THE FUND      COMPENSATION(6)        COMPLEX(6)
-----------------------------   ------------------   -----------------   ------------------
Michael Bozic(1)(2)(3)                $22,487               170               $180,000
Edwin J. Garn(1)(3)                    21,569               170                178,000
Wayne E. Hedien(1)(2)                  21,569               170                180,000
Dr. Manuel H. Johnson(1)               28,717               170                240,000
Joseph J. Kearns(1)(4)                 25,377               171                217,000
Michael E. Nugent(1)(2)(5)             29,734               170                210,000
Fergus Reid(1)(3)                      25,143               171                215,000

NAME OF INTERESTED DIRECTOR:
----------------------------

James F. Higgins                            0               170                      0


----------


(1) Member of the Audit Committee. Dr. Johnson was the Chairperson of the Audit Committee and Mr. Kearns was the Deputy Chairperson of the Audit Committee during the relevant period.

(2) Member of the Insurance Committee. Mr. Bozic was the Chairperson of the Insurance Committee. Prior to July 1, 2006, Mr. Nugent was Chairman of the Insurance Committee during the relevant period.

(3) Member of the Governance Committee. Mr. Reid was the Chairperson of the Governance Committee during the relevant period.

(4)  Includes amounts deferred at the election of the Director under the DC
     Plan.

(5) As of July 1, 2006, Mr. Fiumefreddo resigned as Chairman of the Boards of the Retail Funds and Institutional Funds and was succeeded by Mr. Nugent. As a result, Mr. Nugent receives an annual fee for his services as Chairman of the Boards of the Retail Funds and the Institutional Funds from that date.


(6) Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in these columns are presented on a calendar year basis.

     Prior to December 31, 2003, 49 of the Retail Funds (the "Adopting Funds"), including the Fund, had adopted a retirement program under which an Independent Director who retired after serving for at least five years as an Independent Director of any such fund (an "Eligible Director") would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Director was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Director's retirement as shown in the table below.

     The following table illustrates the retirement benefits accrued to the Fund's Independent Directors by the Fund for the fiscal year ended August 31, 2006 and by the Adopting Funds for the calendar year ended December 31, 2005, and the estimated retirement benefits for the Independent Directors from the Fund as of the fiscal year ended August 31, 2006 and from the Adopting Funds for each calendar year following retirement. Only the Directors listed below participated in the retirement program.


                                   RETIREMENT BENEFITS       ESTIMATED ANNUAL BENEFITS
                                ACCRUED AS FUND EXPENSES        UPON RETIREMENT(1)
                                ------------------------   ----------------------------
                                BY THE   BY ALL ADOPTING   FROM THE   FROM ALL ADOPTING
NAME OF INDEPENDENT DIRECTOR:    FUND         FUNDS          FUND           FUNDS
-----------------------------   ------------------------   ----------------------------
Michael Bozic                   $ 404     $  19,439         $  967         $46,871
Edwin J. Garn                    (224)(2)   (10,738)(2)        967          46,917
Wayne E. Hedien                   351        37,860            823          40,020
Dr. Manuel H. Johnson             399        19,701          1,420          68,630
Michael E. Nugent                 709        35,471          1,269          61,377


----------
(1) Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Director's life.

(2) Mr. Garn's retirement expense is negative due to the fact that his retirement date has been extended to October 31, 2007, and therefore the expense has been overaccrued.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of December 1, 2006, no shareholder was known to own beneficially or of record 5% or more of the outstanding shares of the Fund. The percentage ownership of shares of the Fund changes from time to time depending on purchases and redemptions by shareholders and the total number of shares outstanding.

     As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of common stock of the Fund owned by the Fund's officers and Directors as a group was less than 1% of the Fund's shares of common stock outstanding.

V. INVESTMENT ADVISORY AND OTHER SERVICES

A. INVESTMENT ADVISER AND ADMINISTRATOR

     The Investment Adviser to the Fund is Morgan Stanley Investment Advisors Inc., a Delaware corporation, whose address is 1221 Avenue of the Americas, New York, NY 10020. The Investment Adviser is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

     Prior to November 1, 2004, pursuant to an investment management agreement (the "Management Agreement") with the Investment Adviser, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund paid the Investment Adviser monthly compensation calculated daily by applying the following annual rate to the net assets of the Fund determined as of the close of each business day:
0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.35 billion; 0.325% of the portion of the daily net assets exceeding $1.35 billion but not exceeding $1.75 billion; 0.30% of the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.15 billion; 0.275% of the portion of the daily net assets exceeding $2.15 billion but not exceeding $2.5 billion; 0.25% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $15 billion; 0.249% of the portion of daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.248% of the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.247% of the portion of the daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.246% of the portion of the daily net assets exceeding $30 billion. The management fee was allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class.

     The Board of Directors of the Fund approved amending and restating, effective November 1, 2004, the Management Agreement to remove the administrative service component from the Management Agreement and to reduce the investment advisory fee to the annual rate of 0.45% of the portion of the daily net assets not exceeding $250 million; 0.375% of the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% of the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% of the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; 0.275% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $1.75 billion; 0.25% of the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.25 billion; 0.225% of the portion of the daily net assets exceeding $2.25 billion but not exceeding $2.75 billion; 0.20% of the portion of the daily net assets exceeding $2.75 billion but not exceeding $15 billion; 0.199% of the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.198% of the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.197% of the portion of the daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.196% of the portion of the daily net assets exceeding $30 billion. The administration services previously provided to the Fund by the Investment Adviser are being provided by Morgan Stanley Services Company Inc. ("Administrator"), a wholly-owned subsidiary of the Investment Adviser, pursuant to a separate administration agreement ("Administration Agreement") entered into by the Fund with the Administrator. Such change resulted in a 0.05% reduction in the investment advisory fee concurrent with the implementation of a 0.05% administration fee pursuant to the new administration agreement. Under the terms of the Administration Agreement, the Administrator provides the same administrative services previously provided by the Investment Adviser.

The Fund's Investment Adviser continues to provide investment advisory services under an Amended and Restated Investment Advisory Agreement ("Investment Advisory Agreement").


     For the fiscal years ended August 31, 2004, 2005 and 2006, the Fund accrued total compensation under the Management Agreement and the Investment Advisory Agreement in the amounts of $57,183,008, $43,113,341 and $37,466,654, respectively.

     For the period November 1, 2004 through August 31, 2005 and for the fiscal year ended August 31, 2006, the Administrator accrued compensation under the Administration Agreement in the amounts of $7,936,406 and $8,638,160, respectively.


     Although the entities providing administrative services to the Fund have changed, the Morgan Stanley personnel performing such services remain the same. Furthermore, the changes have not resulted in any increase in the amount of total combined fees paid by the Fund for investment advisory and administrative services, or any decrease in the nature or quality of the investment advisory or administrative services received by the Fund.

B. PRINCIPAL UNDERWRITER

     The Fund's principal underwriter is the Distributor (which has the same address as the Investment Adviser). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley DW, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.

     The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Financial Advisors, the cost of educational and/or business-related trips, and educational and/or promotional and business-related expenses. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

     The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT ADVISER AND ADMINISTRATOR

     The Investment Adviser manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Adviser obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objectives.

     Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help and bookkeeping as the Fund may reasonably require in the conduct of its business. The Administrator also assists in the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of the independent registered public accounting firm and attorneys is, in the opinion of the Administrator, necessary or desirable). The Administrator also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

     Expenses not expressly assumed by the Investment Adviser under the Investment Advisory Agreement or by the Administrator under the Administration Agreement or by the Distributor will be paid by the Fund. These expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Directors or members of any advisory board or committee who are not employees of the Investment Adviser or any corporate affiliate of the Investment Adviser; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Directors who are not interested persons of the Fund or of the Investment Adviser (not including compensation or expenses of attorneys who are employees of the Investment Adviser); fees and expenses of the Fund's independent registered public accounting firm; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

     The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Adviser is not liable to the Fund or any of its investors for any act or omission by the Investment Adviser or for any losses sustained by the Fund or its investors.

     The Investment Advisory Agreement will remain in effect from year to year, provided continuance of the Investment Advisory Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Directors; provided that in either event such continuance is approved annually by the vote of a majority of the Independent Directors.

     The Administration Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Administrator is not liable to the Fund or any of its investors for any act or omission by the Administrator or for any losses sustained by the Fund or its investors. The Administration Agreement will continue unless terminated by either party by written notice delivered to the other party within 30 days.

D. RULE 12b-1 PLAN

     In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between the Fund and the Distributor (the "Plan"), the Distributor provides certain services in connection with the promotion of sales of Fund shares.

     The Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Directors determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to and expenses of Morgan Stanley DW and other selected Broker-Dealers' Financial Advisors and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

     Morgan Stanley DW's Financial Advisors are paid an annual residual commission, currently a residual of up to 0.15% of the current value of the respective accounts for which they are the Financial Advisors of record. The residual is a charge which reflects residual commissions paid by Morgan Stanley DW to its Financial Advisors and Morgan Stanley DW's expenses associated with the servicing of shareholders' accounts, including the expenses of operating Morgan Stanley DW's branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office serving of shareholder accounts.

     The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of the Fund's average daily net assets during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expense incurred by the Distributor or other selected dealers pursuant to the Plan, will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors, such amounts shall be determined at the beginning of each calendar quarter by the Directors, including a majority of the Independent Directors. Expenses representing a residual to Financial Advisors may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by the Fund, the Investment Adviser provides and the Directors review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Directors determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.


     The Fund reimbursed $17,057,707 to the Distributor pursuant to the Plan which amounted to 0.10% of the Fund's average daily net assets for the fiscal year ended August 31, 2006. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by the Fund to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing of prospectuses to other than current shareholders -- $0; (iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and
(vi) other, which includes payments to Morgan Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $17,057,707. No payments under the Plan were made for interest, carrying or other financing charges.


     Under the Plan, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

     Under the Plan, the Distributor provides the Fund, for review by the Directors, and the Directors review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred on behalf of the Fund during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore;
(2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Directors' quarterly review of the Plan they consider its continued appropriateness and the level of compensation provided therein.

     No interested person of the Fund nor any Independent Director has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Adviser, Morgan Stanley DW, Morgan Stanley Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

     On an annual basis, the Directors, including a majority of the Independent Directors, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Directors requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Directors considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the reimbursement of distribution and account maintenance expenses of Morgan Stanley DW's branch offices made possible by the 12b-1 fees, Morgan Stanley DW could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Directors, including each of the Independent Directors, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders.

     The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the Fund, and all material amendments to the Plan must also be approved by the Directors in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act) on not more than 30 days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Directors shall be committed to the discretion of the Independent Directors.

E. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

     Morgan Stanley Trust is the transfer agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, 2nd Floor, Jersey City, NJ 07311.

(2) CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Bank of New York, One Wall Street, New York, NY 10286, is the Custodian for the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.


     Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, is the independent registered public accounting firm of the Fund. The Fund's independent registered public accounting firm is responsible for auditing the annual financial statements.


(3) AFFILIATED PERSONS

     The Transfer Agent is an affiliate of the Investment Adviser and the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.

F. CODES OF ETHICS

     The Fund, the Investment Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls, including prohibitions against purchases of securities in an initial public offering and a preclearance requirement with respect to personal securities transactions.

G. PROXY VOTING POLICY AND PROXY VOTING RECORD

     The Board of Directors believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Directors have delegated the responsibility to vote such proxies to Morgan Stanley Investment Management and its advisory affiliates ("MSIM"). The following is a summary of MSIM's Proxy Voting Policy ("Proxy Policy").

     MSIM uses its best efforts to vote proxies on securities held in the Fund as part of its authority to manage, acquire and dispose of Fund assets. In this regard, MSIM has formed a Proxy Review Committee ("Committee") comprised of senior investment professionals that is responsible for creating and implementing the Proxy Policy. The Committee meets monthly but may meet more frequently as conditions warrant. The Proxy Policy provides that MSIM will vote proxies in the best interest of clients consistent with the objective of maximizing long-term investment returns. The Proxy Policy provides that MSIM will generally vote proxies in accordance with pre-determined guidelines contained in the Proxy Policy. MSIM may vote in a manner that is not consistent with the pre-determined guidelines, provided that the vote is approved by the Committee.

     The Proxy Policy provides that, unless otherwise determined by the Committee, votes will be cast in the manner described below:

     -    Generally, routine proposals will be voted in support of management.

     - With regard to the election of directors, where no conflict exists and where no specific governance deficiency has been noted, votes will be cast in support of management's nominees.

     - MSIM will vote in accordance with management's recommendation with respect to certain non-routine proposals (i.e., reasonable capitalization changes, stock repurchase programs, stock splits, certain compensation-related matters, certain anti-takeover measures, etc.).

     - MSIM will vote against certain non-routine proposals (i.e., unreasonable capitalization changes, requiring supermajority shareholder votes to amend by-laws, indemnification of auditors, etc.), notwithstanding management support.

     - MSIM will vote in its discretion with respect to certain non-routine proposals (i.e., mergers, acquisitions, take-overs, spin-offs, etc.), which may have a substantive financial or best interest impact on an issuer.

     - MSIM will vote for certain proposals it believes call for reasonable charter provisions or corporate governance practices (i.e., requiring auditors to attend annual shareholder meetings, requiring that members of compensation, nominating and audit committees be independent, reducing or eliminating supermajority voting requirements, etc.).

     - MSIM will vote against certain proposals it believes call for unreasonable charter provisions or corporate governance practices (i.e., proposals to require a company to prepare reports that are costly to provide or that would require duplicative efforts or expenditure that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders, etc.).

     - Certain other proposals (i.e., proposals requiring directors to own large amounts of company stock to be eligible for election, proposals requiring diversity of board membership relating to broad based social, religious or ethnic groups, etc.) generally are evaluated by the Committee based on the nature of the proposal and the likely impact on shareholders.

CONFLICTS OF INTEREST

     If the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict in question.

THIRD PARTIES

     To assist in its responsibility for voting proxies, MSIM may retain third-party services as experts in the proxy voting and corporate governance area. These proxy research providers are referred to herein as "Research Providers." The services provided to MSIM by the Research Providers include in-depth research, global issuer analysis, and voting recommendations. While MSIM may review and utilize recommendations made by the Research Providers in making proxy voting decisions, it is in no way obligated to follow such recommendations. In addition to research, Institutional Shareholder Services provides vote execution, reporting, and recordkeeping. The Committee carefully monitors and supervises the services provided by the Research Providers.

FURTHER INFORMATION

     A copy of the Proxy Policy, as well as the Fund's most recent proxy voting record for the 12-month period ended June 30, filed with the SEC are available without charge on our web site at www.morganstanley.com/funds. The Fund's proxy voting record is also available without charge on the SEC's web site at www.sec.gov.

H. REVENUE SHARING

     The Investment Adviser and/or Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to Morgan Stanley DW and certain unaffiliated brokers, dealers or other financial intermediaries ("Intermediaries") in connection with the sale or retention of Fund shares and/or shareholder servicing. For example, the Investment Adviser or the Distributor may pay additional compensation to Morgan Stanley DW and to Intermediaries for the purpose of promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Morgan Stanley Funds), amount of assets invested by the Intermediary's customers (which could include current or aged assets of the Fund and/or some or all other Morgan Stanley Funds), some other agreed upon amount, or other measures as determined from time to time by the Investment Adviser and/or Distributor. The amount of these payments may be different for different Intermediaries.


     The Fund's Investment Adviser, out of its own assets, pays Morgan Stanley DW and other Intermediaries an amount up to 0.18% annually of the value of the shares of the following money market funds (except Shares, if any, held by participants in the Morgan Stanley Fund Solution(SM) Program, the Morgan Stanley Personal Portfolio(SM) Program, the Morgan Stanley Funds Portfolio Architect(SM) Program and Morgan Stanley Corporate Retirements Solutions): New York Municipal Money Market Trust; Tax-Free Daily Income Trust; U.S. Government Money Market Trust; Liquid Asset Fund Inc.; Active Assets California Tax Free Trust; Active Assets Government Securities Trust; Active Assets Tax Free Trust; Active Assets Money Trust; and California Tax-Free Daily Income Trust.

     The Fund's Investment Adviser, out of its own assets, pays Morgan Stanley DW an amount equal to 0.20% annually of the value of Fund shares held through 401(k) platforms in Morgan Stanley Corporate Retirement Solutions.

The prospect of receiving, or the receipt of, additional compensation, as described above, by Morgan Stanley DW or other Intermediaries may provide Morgan Stanley DW or other Intermediaries and/or Financial Advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which Morgan Stanley DW or an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

     You should review carefully any disclosure by such brokers, dealers or other Intermediaries as to their compensation.

     In addition to the payments described above, Morgan Stanley reports its business segment results utilizing an allocation methodology which reflects the economics of each business segment by representing transactions as if conducted between a Morgan Stanley business segment and an external party. Accordingly, for sales of Money Market Funds, an amount equal to a portion of the Fund's advisory fee is reflected, for financial reporting purposes only, as paid by the Investment Adviser to a Morgan Stanley business segment.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES

A. BROKERAGE TRANSACTIONS

     Subject to the general supervision of the Directors, the Investment Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities are normally transacted through dealers, issuers or underwriters. Such transactions are generally made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     During the fiscal years ended August 31, 2004, 2005 and 2006, the Fund did not pay any brokerage commissions or concessions.

B. COMMISSIONS

     Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Morgan Stanley DW. The Fund will limit its transactions with Morgan Stanley DW to U.S. government and government agency securities. The transactions will be effected with Morgan Stanley DW only when the price available from Morgan Stanley DW is better than that available from other dealers.

     During the fiscal years ended August 31, 2004, 2005 and 2006, the Fund did not effect any principal transactions with Morgan Stanley DW.

     Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley DW, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Directors, including the Independent Directors, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Adviser by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

     During the fiscal years ended August 31, 2004, 2005 and 2006, the Fund did not pay any brokerage commissions to an affiliated broker or dealer.

C. BROKERAGE SELECTION

     The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. The Investment Adviser is prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of advised investment companies.

     In seeking to implement the Fund's policies, the Investment Adviser effects transactions with those brokers and dealers who the Investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Adviser believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Adviser. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Adviser from brokers and dealers may be utilized by the Investment Adviser and any of its asset management affiliates in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly.

     The Investment Adviser and certain of its affiliates currently serve as investment adviser to a number of clients, including other investment companies, and may in the future act as investment adviser to others. It is the practice of the Investment Adviser and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Fund) in such manner as they deem equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. The Investment Adviser and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

D. DIRECTED BROKERAGE

     During the fiscal year ended August 31, 2006, the Fund did not pay any brokerage commissions to brokers because of research services provided.

E. REGULAR BROKER-DEALERS


     During the fiscal year ended August 31, 2006, the Fund purchased securities issued by Abbey National North American LLC, Banc of America Securities LLC, First Tennessee Bank, N.A., Societe General Equities International Ltd., UBS Financial Services Inc. and Wells Fargo Brokerage Services, which issuers were among the top ten brokers or the top ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the year. With respect to such issuers, at August 31, 2006, the Fund held securities valued as follows:
Abbey National North American LLC, $691,793,906; Banc of America Securities LLC, $562,216,606; First Tennessee Bank, N.A., $750,000,000; Societe General Equities International Ltd., $765,205,128; UBS Financial Services Inc., $746,217,889; and Wells Fargo Brokerage Services, $150,000,000.


VII. CAPITAL STOCK AND OTHER SECURITIES

     The Fund has authorized capital of 50 billion shares of common stock with a par value of $.01 per share. All shares are of the same class and are freely transferable. Each outstanding share is entitled to one vote on all matters submitted to a vote of shareholders and to a pro rata share of the Fund's net assets in liquidation and of dividends declared. The Fund may also issue fractional shares.

     The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Directors may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Fund's By-Laws. Under certain circumstances, the Directors may be removed by the actions of the Directors. In addition, under certain circumstances, the shareholders may call a meeting to remove the Directors and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being selected, while the holders of the remaining shares would be unable to elect any Directors.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES

A. PURCHASE/REDEMPTION OF SHARES

     Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's PROSPECTUS.

     TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent is liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit.The Fund is not liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

     The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

     REDEMPTIONS. A check drawn by a shareholder against his or her account in the Fund constitutes a request for redemption of a number of shares sufficient to provide proceeds equal to the amount of the check. Payment of the proceeds will normally be made on the next business day after receipt by the Transfer Agent of the check in proper form. If a check is presented for payment to the Transfer Agent by a shareholder or payee in person, the Transfer Agent will make payment by means of a check drawn on the Fund's account or, in the case of a shareholder payee, to the shareholder's predesignated bank account, but will not make payment in cash.

     OUTSIDE BROKERAGE ACCOUNTS. If a shareholder wishes to maintain his or her fund account through a brokerage company other than Morgan Stanley DW, he or she may do so only if the Distributor has entered into a selected dealer agreement with that brokerage company. Accounts maintained through a brokerage company other than Morgan Stanley DW may be subject to certain restrictions on subsequent purchases and exchanges. Please contact your brokerage company or the Transfer Agent for more information.

B. OFFERING PRICE

     The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities.

     The Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. The Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses marked-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

     The use of the amortized cost method to value the portfolio securities of the Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Investment Company Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Directors are obligated, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share;
(b) the procedures include (i) calculation, at such intervals as the Directors determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Directors of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Directors' considerations made pursuant to them and any actions taken upon such consideration; (c) the Directors should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Directors should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the By-Laws, reducing the number of outstanding shares of the Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two methods of valuation.

     Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which the Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

     A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

     An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (i) above, as determined by Directors; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly,controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed Security: (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and
(B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). The Fund will limit its investments to securities that meet the requirements for Eligible Securities.

     As permitted by the Rule, the Directors have delegated to the Fund's Investment Adviser the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

     Also, as required by the Rule, the Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Fund's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

     The Rule further requires that the Fund limit its investments to U.S.dollar-denominated instruments which the Directors determine present minimal credit risks and which are Eligible Securities. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less a soon as is reasonably practicable.

     If the Directors determine that it is no longer in the best interests of the Fund and its shareholders to maintain a stable price of $1.00 per share or if the Directors believe that maintaining such price no longer reflects a market-based net asset value per share, the Directors have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Fund of any such change.

IX. TAXATION OF THE FUND AND SHAREHOLDERS

     The Fund generally may make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return. The tax treatment of the investment activities of the Fund will affect the amount, timing and character of the distributions made by the Fund. The following discussion is only a summary of certain tax considerations generally affecting the Fund and shareholders of the Fund and is not intended as a substitute for careful tax planning. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax-exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan.

     The Fund intends to distribute all of its daily net investment income (and net short-term capital gains, if any) to shareholders of record as of the close of business the preceding business day. Net income, for dividend purposes, includes accrued interest and amortization of acquisition, original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Fund. Net income will be calculated immediately prior to the determination of net asset value per share of the Fund.

     The Directors of the Fund may revise the dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the opinion of the Directors, might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Directors may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

     It has been and remains the Fund's policy and practice that, if checks for dividends or distributions paid in cash remain uncashed, no interest will accrue on amounts represented by such uncashed checks.

     INVESTMENT COMPANY TAXATION. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax, to the extent that it timely distributes its taxable net investment income and its net realized gains to its shareholders.

     The Fund generally intends to distribute sufficient income and gains so that it will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, a Fund may instead determine to retain all or part of any net long term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

     Gains or losses on sales of securities by the Fund will generally be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses.


     The Fund may make investments in which it recognizes income or gain prior to receiving cash with respect to such investment. For example, under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund makes such investments, it generally would be required to pay out such income or gain as a distribution in each year to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Adviser will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions. Such distributions will be made from available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Adviser will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

     TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will be subject to federal income tax and any state and/or local income taxes on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains and long-term capital gains. However, any dividends attributable to interest earned on direct obligations of the U.S. government may be exempt from state and local taxes. Interest and realized net short-term capital gains distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Under current law, a portion of income dividends received by a shareholder may be taxed at the same rate as long-term capital gains; however, the Fund does not anticipate making significant distributions that are eligible for this treatment. Even if income received in the form of income dividends is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, you generally will not be permitted to offset income dividends with capital losses. Short-term capital gain distributions will continue to be taxed at ordinary income rates.

     Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

     Shareholders are generally taxed on any income dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such distributions are declared in October, November or December and paid to shareholders of record of such month in January then such amounts will be treated for tax purposes as received by the shareholders on December 31.

     Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of any taxable interest income and short-term capital gains. The Fund is not required to withhold any amounts with respect to distributions to foreign shareholders that are properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. However, the Fund will withhold these amounts regardless of the fact that it is not required to do so. Any amounts withheld from payments made to a shareholder may be refunded or credited against the shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS. The provision discussed above relating to distributions to foreign persons generally would apply to distributions with respect to taxable years of regulated investment companies beginning before January 1, 2008. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences discussed above.


     After the end of each calender year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income and the portion taxable as long-term capital gains.

     PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Shareholders normally will be subject to federal income taxes, and/or local income taxes, on the sale or disposition of Fund shares. In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's shares normally is treated as a sale for tax purposes. Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the adjusted tax basis of the shares. Shares of the Fund held for a period of one year or less at the time of such sale or redemption generally, for tax purposes, will result in short-term capital gains or losses and those held for more than one year generally will result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2011. However, as the Fund intends to maintain the Fund's share price at $1.00, preserving the principal value of a shareholder's investment, a shareholder generally will not realize gain or loss on the sale or redemption of shares in the Fund.

     Exchanges of shares in the Fund for shares of other Morgan Stanley Funds are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares of the Fund, followed by a purchase of shares of the other fund.

     Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes.

X. UNDERWRITERS

     The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares.These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."

XI. PERFORMANCE DATA


     The Fund's current yield for the seven days ended August 31, 2006 was 4.85%. The seven day effective yield on August 31, 2006 was 4.96%, assuming daily compounding.


XII. FINANCIAL STATEMENTS


     The Fund's audited financial statements for the fiscal year ended August 31, 2006, including notes thereto and the report of Deloitte & Touche LLP, are herein incorporated by reference from the Fund's annual report. A copy of the Fund's ANNUAL REPORT TO SHAREHOLDERS must accompany the delivery of this STATEMENT OF ADDITIONAL INFORMATION.


XIII. FUND COUNSEL

     Clifford Chance US LLP, located at 31 West 52nd Street, New York, NY 10019, acts as the Fund's legal counsel.

                                      *****

     This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Fund has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

                      MORGAN STANLEY LIQUID ASSET FUND INC.
                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1). Articles of Incorporation of the Registrant dated August 30, 1974 and all amendments thereto, comprised of amended Articles of Incorporation dated May 12, 1975 and amendments to Articles of Incorporation dated August 30, 1977, December 20, 1978, May 4, 1979, December 19, 1978,
          September 17, 1981, March 18, 1983, December 16, 1985 and June 29, 1993, are incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on October 8, 1993.

   (2). Articles of Amendment, dated June 22, 1998 are incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on October 20, 1998.

   (3). Articles of Amendment, dated June 18, 2001, incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 39 to the Registration Statement on Form N1-A, filed October 26, 2001.

(b). Amended and Restated By-Laws of the Registrant, dated April 24, 2003, is incorporated herein by reference to Exhibit b of Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed on October 30, 2003.

(c).      Not Applicable.

(d). Amended and Restated Investment Advisory Agreement, dated November 1, 2004, is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Morgan Stanley Small-Mid Special Value Fund, filed on June 24, 2005.

(e)(1). Amended Distribution Agreement between the Registrant and Morgan Stanley Distributors Inc., dated July 31, 2006, is incorporated herein by reference to Exhibit (e) (1) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of Morgan Stanley Equally-Weighted S&P 500 Fund, filed on October 25, 2006.

   (2). Selected Dealer Agreement between Morgan Stanley Distributors Inc. and Morgan Stanley DW Inc., is incorporated herein by reference to Exhibit
          (e) (2) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of Morgan Stanley Fundamental Value Fund, filed on January 25, 2006.

   (3). Form of Dealer Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Morgan Stanley Aggressive Equity Fund, filed on November 22, 2006.

(f).      Not Applicable.

(g)(1). Custody Agreement between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on October 17, 1995.

   (2). Amendment to Custody Agreement, dated April 17, 1996, between the Bank of New York and the Registrant is incorporated herein by reference to
          Exhibit 8 of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on October 16, 1996.

   (3). Amendment dated June 15, 2001 to the Custody Agreement of the Registrant, is incorporated herein by reference to Exhibit 7(c) of Post-Effective Amendment No. 39 to the Registration Statement on Form N1-A, filed on October 26, 2001.

   (4). Foreign Custody Manager Agreement between the Bank of New York and the Registrant, dated June 15, 2001, incorporated herein by reference to
          Exhibit 7(d) of Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, filed on October 26, 2001.

(h)(1). Amended and Restated Transfer Agency and Service Agreement, dated November 1, 2004, between the Registrant and Morgan Stanley Services Company Inc., is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Morgan Stanley Growth Fund, filed on May 27, 2005.

   (2). Administration Agreement, dated November 1, 2004, between the Registrant and Morgan Stanley Services Company Inc., is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Morgan Stanley Growth Fund, filed on May 27, 2005.

(i)(1). Opinion of Clifford Chance US LLP, is incorporated herein by reference to Exhibit (i) (1) of Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A, filed on December 22, 2005.

   (2).   Consent of Clifford Chance US LLP, filed herein.

   (3). Opinion of Ballard Spahr Andrews & Ingersoll, LLP, Maryland Counsel, is incorporated herein by reference to Exhibit (i) (3) of Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A, filed on December 22, 2005.

(j). Consent of Independent Registered Public Accounting Firm, filed herein.

(k).      Not Applicable.

(l).      Not Applicable.

(m). Amended and Restated Plan of Distribution Pursuant to Rule 12b-1, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, filed on October 29, 2004.

(n).      Not Applicable.

(o).      Not Applicable.

(p)(1). Code of Ethics of Morgan Stanley Investment Management, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Morgan Stanley Mid-Cap Value Fund, filed on December 11, 2006.

   (2). Code of Ethics of Morgan Stanley Funds, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, filed on October 29, 2004.

(q). Powers of Attorneys of Directors, dated October 31, 2006, is incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Morgan Stanley Aggressive Equity Fund, filed on November 22, 2006.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

     None

ITEM 25. INDEMNIFICATION

     Reference is made to Section 3.15 of the Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17 (h) and 17 (I) of such Act remains in effect.

     The Registrant, in conjunction with the Investment Adviser, the Registrant's Directors, and other registered investment management companies managed by the Investment Adviser, maintains insurance on behalf of any person who is or was a Director, officer, employee, or agent of registrant, or who is or was serving at the request of registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     See "Fund Management" in the Prospectus regarding the business of the investment adviser. The following information is given regarding directors and officers of Morgan Stanley Investment Advisors Inc. ("Morgan Stanley Investment Advisors"). Morgan Stanley Investment Advisors is a wholly-owned subsidiary of Morgan Stanley.

     Set forth below is the name and principal business address of each company for which each director or officer of Morgan Stanley Investment Advisors serves as a director, officer or employee:

MORGAN STANLEY DISTRIBUTION, INC.
MORGAN STANLEY DISTRIBUTORS INC.
MORGAN STANLEY DW INC.
MORGAN STANLEY INVESTMENT ADVISORS
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
VAN KAMPEN ADVISORS INC.
VAN KAMPEN INVESTMENT ASSET MANAGEMENT INC.
VAN KAMPEN INVESTMENTS INC.
VAN KAMPEN INVESTMENT MANAGEMENT
VAN KAMPEN INVESTOR SERVICES INC.
1221 Avenue of the Americas, New York, New York 10020

MORGAN STANLEY SERVICES COMPANY INC.
MORGAN STANLEY TRUST COMPANY
Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311

Listed below are the officers and Trustees of Morgan Stanley Investment
Advisors.

 NAME AND POSITION WITH
MORGAN STANLEY INVESTMENT
      ADVISORS INC.          OTHER SUBSTANTIAL BUSINESS, PROFESSION, OR VOCATION
--------------------------   ---------------------------------------------------
Owen D. Thomas               President and Chief Operating Officer of Van Kampen
President, Chief Operating   Advisors, Inc., Van Kampen Asset Management, Van
Officer and Director         Kampen Investments Inc., Morgan Stanley Investment
                             Management Inc. and Morgan Stanley Services Company
                             Inc.

 NAME AND POSITION WITH
MORGAN STANLEY INVESTMENT
      ADVISORS INC.          OTHER SUBSTANTIAL BUSINESS, PROFESSION, OR VOCATION
--------------------------   ---------------------------------------------------
Ronald E. Robison            Managing Director of Van Kampen Asset Management,
Managing Director and        Van Kampen Investments Inc., Director and Chief
Director                     Administrative Officer of Morgan Stanley Investment
                             Management Inc. and Morgan Stanley Services Company
                             Inc., Director of Morgan Stanley Distributors Inc.,
                             Morgan Stanley Trust, Morgan Stanley Distribution,
                             Inc. and Van Kampen Investor Services Inc.

Amy R. Doberman              Managing Director and General Counsel of Morgan
Managing Director            Stanley Investment Management
and Secretary

Dennis F. Shea               Managing Director and Chief Investment
Managing Director            Officer-Global Equity Group of Morgan Stanley Asset
and Chief Investment         Management
Officer-Global Equity
Group

J. David Germany             Managing Director and Chief Investment
Managing Director and        Officer-Global Fixed Income Group of Morgan Stanley
Chief Investment             Asset Management
Officer-Global Fixed
Income Group

Carsten Otto                 Managing Director and Chief Compliance Officer of
Managing Director and        Morgan Stanley Investment Management Inc., Van
Chief Compliance Officer     Kampen Advisors Inc. and Van Kampen Asset
                             Management, Chief Compliance Officer of Van Kampen
                             Investor Services Inc. and Van Kampen Investments
                             Inc.

Kenneth Castiglia            Managing Director, Chief Financial Officer and
Managing Director, Chief     Treasurer of Morgan Stanley Asset Management.
Financial Officer
and Treasurer

For information as to the business, profession, vocation or employment of a substantial nature of additional officers of the Investment Adviser, reference is made to the Investment Adviser's current Form ADV (File No. 801-42061) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Distributors Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distributors is also the principal underwriter of the following investment companies:

(1)  Active Assets California Tax-Free Trust

(2)  Active Assets Government Securities Trust

(3)  Active Assets Institutional Government Securities Trust

(4)  Active Assets Institutional Money Trust

(5)  Active Assets Money Trust

(6)  Active Assets Tax-Free Trust

(7)  Morgan Stanley Allocator Fund

(8)  Morgan Stanley Balanced Fund

(9)  Morgan Stanley California Tax-Free Daily Income Trust

(10) Morgan Stanley California Tax-Free Income Fund

(11) Morgan Stanley Capital Opportunities Trust

(12) Morgan Stanley Convertible Securities Trust

(13) Morgan Stanley Developing Growth Securities Trust

(14) Morgan Stanley Dividend Growth Securities Inc.

(15) Morgan Stanley Equally-Weighted S&P 500 Fund

(16) Morgan Stanley European Equity Fund Inc.

(17) Morgan Stanley Financial Services Trust

(18) Morgan Stanley Flexible Income Trust

(19) Morgan Stanley Focus Growth Fund

(20) Morgan Stanley Fundamental Value Fund

(21) Morgan Stanley Global Advantage Fund

(22) Morgan Stanley Global Dividend Growth Securities

(23) Morgan Stanley Health Sciences Trust

(24) Morgan Stanley High Yield Securities Inc.

(25) Morgan Stanley Income Trust

(26) Morgan Stanley Institutional Strategies Fund

(27) Morgan Stanley International Fund

(28) Morgan Stanley International SmallCap Fund

(29) Morgan Stanley International Value Equity Fund

(30) Morgan Stanley Japan Fund

(31) Morgan Stanley Limited Duration Fund

(32) Morgan Stanley Limited Duration U.S. Treasury Trust

(33) Morgan Stanley Limited Term Municipal Trust

(34) Morgan Stanley Liquid Asset Fund Inc.

(35) Morgan Stanley Mid-Cap Value Fund

(36) Morgan Stanley Mortgage Securities Trust

(37) Morgan Stanley Multi-Asset Class Fund

(38) Morgan Stanley Nasdaq-100 Index Fund

(39) Morgan Stanley Natural Resource Development Securities Inc.

(40) Morgan Stanley New York Municipal Money Market Trust

(41) Morgan Stanley New York Tax-Free Income Fund

(42) Morgan Stanley Pacific Growth Fund Inc.

(43) Morgan Stanley Prime Income Trust

(44) Morgan Stanley Real Estate Fund

(45) Morgan Stanley S&P 500 Index Fund

(46) Morgan Stanley Select Dimensions Investment Series

(47) Morgan Stanley Small-Mid Special Value Fund

(48) Morgan Stanley Special Growth Fund

(49) Morgan Stanley Special Value Fund

(50) Morgan Stanley Strategist Fund

(51) Morgan Stanley Tax-Exempt Securities Trust

(52) Morgan Stanley Tax-Free Daily Income Trust

(53) Morgan Stanley Technology Fund

(54) Morgan Stanley Total Market Index Fund

(55) Morgan Stanley U.S. Government Money Market Trust

(56) Morgan Stanley U.S. Government Securities Trust

(57) Morgan Stanley Utilities Fund

(58) Morgan Stanley Value Fund

(59) Morgan Stanley Variable Investment Series

(b) The following information is given regarding directors and officers of Morgan Stanley Distributors not listed in Item 25 above. The principal address of Morgan Stanley Distributors is 1221 Avenue of the Americas, New York, New York 10020. None of the following persons has any position or office with the Registrant.

NAME AND PRINCIPAL   POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
 BUSINESS ADDRESS            UNDERWRITER                  REGISTRANT
------------------   --------------------------   --------------------------
Ronald E. Robison    Director                     President and Principal
                                                  Executive Officer
Kenneth Castiglia    Director, Chief Financial    None
                     Officer and Treasurer
Michael Kiley        Director, Chief Executive    None
                     Officer and President
Brian Binder         Chief Administrative         None
                     Officer
Stefanie Chang Yu    Secretary                    Vice President
Winston McLaughlin   Chief Compliance Officer     None
Gina Gallagher       Chief AML Office             None
Pat Behnke           Financial and Operations     None
                     Principal

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

          The Bank of New York
          One Wall
          New York, New York 10286
          (records relating to its function as custodian)

          Morgan Stanley Investment Advisors Inc.
          1221 Avenue of the Americas
          New York, New York 10020
          (records relating to its function as investment adviser)

          Morgan Stanley Trust
          Harborside Financial Center, Plaza Two
          2nd Floor
          Jersey City, New Jersey 07311
          (records relating to its function as transfer agent and dividend disbursing agent)

          Morgan Stanley Services Company Inc.
          Harborside Financial Center, Plaza Two
          7th Floor
          Jersey City, New Jersey 07311
          (records relating to its function as administrator)

ITEM 29. MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

ITEM 30. UNDERTAKINGS

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of December, 2006.

                                   MORGAN STANLEY LIQUID ASSET FUND INC.


                                   By:           /s/ RONALD E. ROBISON
                                       -----------------------------------------
                                                 Ronald E. Robison
                                                 President and Principal
                                                 Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 46 has been signed below by the following persons in the capacities and on the dates indicated.

           SIGNATURES                       TITLE                   DATE
           ----------                       -----                   ----
(1)  Principal Executive Officer    President and Principal
                                    Executive Officer


By:    /s/ RONALD E. ROBISON
    -----------------------------
       Ronald E. Robison                                     December 21, 2006

(2)  Principal Financial Officer    Chief Financial Officer


By:    /s/ FRANCIS J. SMITH
    -----------------------------
       Francis J. Smith                                      December 21, 2006

(3)  Majority of the Directors

     James F. Higgins


By:    /s/ STEFANIE V. CHANG YU
    -----------------------------
       Stefanie V. Chang Yu
       Attorney-in-Fact                                      December 21, 2006

     Michael Bozic      Joseph J. Kearns
     Edwin J. Garn      Michael E. Nugent (Chairman)
     Wayne E. Hedien    Fergus Reid
     Manuel H. Johnson


By:    /s/ CARL FRISCHLING
    -----------------------------
       Carl Frischling
       Attorney-in-Fact                                      December 21, 2006

                      MORGAN STANLEY LIQUID ASSET FUND INC.

                                  EXHIBIT INDEX

(i)(2). -- Consent of Clifford Chance US LLP.

(j).    -- Consent of Independent Registered Public Accounting Firm.